     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 2003.


                                                                FILE NO. 2-97111
                                                               FILE NO. 811-4283
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                             SECURITIES ACT OF 1933                      / /

                        POST-EFFECTIVE AMENDMENT NO. 27                  /X/

                                      AND

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                  / /

                                AMENDMENT NO. 29                         /X/
                            ------------------------

                                SEI INDEX FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                               101 Federal Street
                          Boston, Massachusetts 02110
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)
                            ------------------------

                                   COPIES TO:

  Richard W. Grant, Esquire              Thomas P. Lemke, Esquire
 Morgan, Lewis & Bockius LLP           Morgan, Lewis & Bockius LLP
      1701 Market Street              1111 Pennsylvania Avenue, N.W.
  Philadelphia, Pennsylvania              Washington, D.C. 20004
            19103

                            ------------------------

Title of Securities Being Registered ............. Units of Benenficial Interest

                            ------------------------


                     / /  immediately upon filing pursuant to paragraph (b)



                     /X/  on July 31, 2003 pursuant to paragraph (b)


                     / /  60 days after filing pursuant to paragraph (a)

                     / /  on [date] pursuant to paragraph (a)

                    If appropriate, check the following box:

                     / /  This post-effective amendment designates a new
                         effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

[GRAPHIC]

SEI INVESTMENTS


SEI INDEX FUNDS

S&P 500 INDEX FUND

BOND INDEX FUND

CLASS A

PROSPECTUS AS OF
JULY 31, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INDEX FUNDS
------------------------------------------------------------------------------

About This Prospectus

SEI Index Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


S&P 500 Index Fund                                                  2
---------------------------------------------------------------------
Bond Index Fund                                                     5
---------------------------------------------------------------------
More Information About Fund Investments                             9
---------------------------------------------------------------------
Investment Advisers and Sub-Adviser                                 9
---------------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares                     10
---------------------------------------------------------------------
Dividends, Distributions and Taxes                                 13
---------------------------------------------------------------------
Financial Highlights                                               14
---------------------------------------------------------------------
How to Obtain More Information About SEI Index Funds       Back Cover
---------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its adviser. For the S&P 500 Index Fund, SEI Investments Management Corporation (SIMC) is the adviser, and one or more Sub-Advisers manage a portion of the Fund's assets. SIMC acts as "manager of managers" for the S&P 500 Index Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Fund's investment policies and guidelines. SIMC may also recommend the appointment of additional or replacement Sub-Advisers to the Fund's Board. Standish Mellon Asset Management LLC serves as adviser to the Bond Index Fund.



Each Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Funds' ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, a Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. Investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. No matter how good a job the advisers and Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on a Fund of a change in the value of a single security will depend on how widely that Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

S&P 500 INDEX FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                         Investment results that correspond to the Standard & Poor's
                                         500 Composite Index (S&P 500 Index)

SHARE PRICE VOLATILITY:                  Medium to High

PRINCIPAL INVESTMENT STRATEGY:           Utilizing a sub-adviser, the Fund invests in the common
                                         stocks and other equity securities included in the S&P 500
                                         Index


--------------------------------------------------------------------------------

Investment Strategy

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund's portfolio of securities therefore may not match that of the S&P 500 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       3

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1997   32.82%
1998   28.18%
1999   20.56%
2000   -9.50%
2001  -12.30%
2002  -22.40%


BEST QUARTER: 21.21% (12/31/98)



WORST QUARTER: -17.28% (09/30/02)



* The Fund's Class A Shares total return from January 1, 2003 to June 30,
2003 was 11.51%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the S&P 500 Index.



                                                                                                          SINCE
S&P 500 INDEX FUND -- CLASS A                                         1 YEAR         5 YEARS         INCEPTION*
---------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                             -22.40%         -0.98%              5.83%
---------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                           -22.79%         -1.49%              5.15%
---------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of Fund
  Shares**                                                           -13.74%         -0.94%              4.52%
---------------------------------------------------------------------------------------------------------------
S&P 500 Index Return (reflects no deduction for fees,
  expenses, or taxes)***                                             -22.10%         -0.58%              6.38%
---------------------------------------------------------------------------------------------------------------



* The inception date of the Fund's Class A Shares is February 28, 1996. Index
returns shown from February 29, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq
National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

4                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                       CLASS A SHARES
-----------------------------------------------------------------------------------------
Investment Advisory Fees                                                         0.03%
-----------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                         None
-----------------------------------------------------------------------------------------
Other Expenses                                                                   0.40%
-----------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                           0.43%*
-----------------------------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator voluntarily waived a portion of its fees in order to keep total operating expenses at a specified level. The Administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

S&P 500 Index Fund -- Class A Shares                                      0.40%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Advisers and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                       1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index Fund -- Class A Shares                                 $     44         $    138         $    241         $    542
--------------------------------------------------------------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

BOND INDEX FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                         Investment results that correspond to the performance of the
                                         Lehman Aggregate Bond Index (Lehman Index)

SHARE PRICE VOLATILITY:                  Medium

PRINCIPAL INVESTMENT STRATEGY:           Utilizing an adviser, the Fund invests in investment grade fixed income securities included in the Lehman Index


--------------------------------------------------------------------------------

Investment Strategy


The Bond Index Fund invests exclusively in investment grade (I.E., BBB/Baa or better at the time of purchase) corporate and government fixed income securities, including mortgage-backed securities, of U.S. and foreign issuers included in the Lehman Index. The Fund's ability to replicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the adviser will hold a representative sample of the securities in the Lehman Index, selecting a limited number of issues to represent entire "classes" of securities and dividing those classes into sectors based on issuer, quality and maturity. The adviser will purchase various types of securities in an attempt to approximate the class and sector weightings of the Lehman Index. The Fund's adviser may sell a security that has been downgraded or whose value has otherwise been impaired. The Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the Lehman Index (currently 3.95 years).



What are the Risks of Investing in the Fund?


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating

6                                       SEI INVESTMENTS / PROSPECTUS

its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund's mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

The privately issued mortgage-backed securities that the Fund invests in are not issued or guaranteed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements by banks and other financial institutions. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.


The Fund is also subject to the risk that the performance of the Fund may deviate from the Lehman Index. The adviser purchases only a relatively small portion of the securities in the Lehman Index, and performance of the Fund's portfolio of securities therefore may not match that of the Lehman Index. Depending on the adviser's approach and the size of the Fund, the representative sample of securities in the Lehman Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the Lehman Index, may perform differently than other mutual funds which focus on particular fixed income market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       7

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1993   9.29%
1994  -3.18%
1995  17.94%
1996   2.96%
1997   9.38%
1998   8.86%
1999  -1.51%
2000  11.52%
2001   7.91%
2002   9.67%


BEST QUARTER: 5.96% (06/30/95)



WORST QUARTER: -2.89% (03/31/94)



* The Fund's Class A Shares total return from January 1, 2003 to June 30,
2003 was 3.61%.



This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the Lehman Aggregate Bond Index.



                                                                                                                      SINCE
BOND INDEX FUND -- CLASS A                                       1 YEAR         5 YEARS         10 YEARS         INCEPTION*
---------------------------------------------------------------------------------------------------------------------------
Fund Return Before Taxes                                          9.67%          7.19%             7.12%            7.75%
---------------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions**                        7.46%          4.76%             4.61%              N/A
---------------------------------------------------------------------------------------------------------------------------
Fund Return After Taxes on Distributions and Sale of
  Fund Shares**                                                   5.87%          4.53%             4.44%              N/A
---------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index Return (reflects no
  deduction for fees, expenses, or taxes)***                     10.27%          7.54%             7.51%            8.48%
---------------------------------------------------------------------------------------------------------------------------



* The inception date of the Fund's Class A Shares is May 19, 1986. Index returns shown from May 31, 1986.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and
AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

8                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                                       CLASS A SHARES
-----------------------------------------------------------------------------------------
Investment Advisory Fees                                                         0.07%
-----------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                         None
-----------------------------------------------------------------------------------------
Other Expenses                                                                   0.63%
-----------------------------------------------------------------------------------------
  Total Annual Fund Operating Expenses                                           0.70%*
-----------------------------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

Bond Index Fund -- Class A Shares                                         0.38%
-------------------------------------------------------------------------------

For more information about these fees, see "Investment Advisers and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                       1 YEAR          3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Bond Index Fund -- Class A Shares                                    $     72         $    224         $    390         $    871
--------------------------------------------------------------------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       9

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest at least 90% of their assets in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions or for temporary liquidity purposes, the Bond Index Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that any Fund will achieve its investment goal.



INVESTMENT ADVISERS AND SUB-ADVISER



SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE S&P 500 INDEX FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES. Barclays Global Fund Advisors, the Sub-Adviser of the S&P 500 Index Fund, provides security selection advice for the Fund. Standish Mellon Asset Management LLC, the adviser to the Bond Index Fund, provides security selection advice for that Fund.



Each adviser or Sub-Adviser makes investment decisions for the Funds and continuously reviews, supervises, and administers its Fund's investment program. For the S&P 500 Index Fund, SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees of the Funds supervises the advisers and Sub-Adviser and establishes policies that they must follow in their management activities, and oversees the hiring and termination of Sub-Advisers recommended by SIMC for the S&P 500 Index Fund. For the S&P 500 Index Fund, SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).



SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the adviser to the S&P 500 Index Fund. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. For the fiscal year ended March 31, 2003, SIMC received advisory fees, as a percentage of the S&P 500 Index Fund's average net assets, at the annual rate of 0.03%.



Standish Mellon Asset Management LLC (Standish Mellon), located at 1735 Market Street, Room 610, Philadelphia, PA 19101, serves as the adviser to the Bond Index Fund. For the fiscal year ended March 31, 2003, Standish Mellon received advisory fees, as a percentage of the Bond Index Fund's average net assets, at the annual rate of 0.07%.



Barclays Global Fund Advisors, located at 45 Fremont Street, San Francisco, CA 94105, serves as Sub-Adviser to the S&P 500 Index Fund.

10                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. The Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, are likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Funds must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

SEI INVESTMENTS / PROSPECTUS                                       11

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Bond Index Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. The Funds may accept investments of smaller amounts at their discretion.
--------------------------------------------------------------------------------

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediary) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.
--------------------------------------------------------------------------------

12                                       SEI INVESTMENTS / PROSPECTUS

How to Exchange Your Shares

You may exchange your Class A Shares of the Funds for Class A Shares of any other SEI Fund on any Business Day through your financial institution or intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.


For Class A Shares, shareholder servicing fees paid to SIDCo., as a percentage of average daily net assets, may be up to 0.15% and 0.25%, respectively, for the S&P 500 Index and Bond Index Funds.

SEI INVESTMENTS / PROSPECTUS                                       13

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The S&P 500 Index Fund distributes its investment income quarterly and the Bond Index Fund distributes its investment income monthly as dividends to shareholders. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. The Bond Index Fund generally expects that its distributions, as a result of its investment objective, will consist primarily of ordinary income. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.


MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

14                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The financial highlights information has been audited by Ernst & Young, LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through March 31, 2002 has been audited by the Funds' previous independent public accountants who have ceased operations. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


FOR THE YEARS ENDED MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                   Net
                                                 Realized
                                                   and
                                                Unrealized                   Distributions    Net
                       Net Asset                  Gains      Distributions       from        Asset
                        Value,        Net        (Losses)      from Net        Realized      Value,                 Net Assets
                       Beginning   Investment       on        Investment        Capital      End of     Total         End of
                       of Period     Income     Securities      Income           Gains       Period   Return (1)   Period (000)
-------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A+
-------------------------------------------------------------------------------------------------------------------------------
 2003                   $35.39       $0.38        $ (9.21)      $(0.38)         $   --       $26.18     (25.06)%    $  524,554
-------------------------------------------------------------------------------------------------------------------------------
 2002                    35.88        0.36          (0.46)       (0.39)             --        35.39      (0.26)        815,354
-------------------------------------------------------------------------------------------------------------------------------
 2001                    46.42        0.37         (10.55)       (0.36)             --        35.88     (22.07)        962,678
-------------------------------------------------------------------------------------------------------------------------------
 2000                    40.13        0.39           6.60        (0.39)          (0.31)       46.42      17.52       1,002,691
-------------------------------------------------------------------------------------------------------------------------------
 1999                    34.71        0.40           5.76        (0.40)          (0.34)       40.13      18.05         687,706
-------------------------------------------------------------------------------------------------------------------------------
BOND INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------

CLASS A
-------------------------------------------------------------------------------------------------------------------------------
 2003                   $10.51       $0.55        $  0.60       $(0.55)         $   --       $11.11      11.17%     $   82,304
-------------------------------------------------------------------------------------------------------------------------------
 2002                    10.63        0.62          (0.12)       (0.62)             --        10.51       4.77          55,345
-------------------------------------------------------------------------------------------------------------------------------
 2001                    10.10        0.64           0.53        (0.64)             --        10.63      12.03          59,855
-------------------------------------------------------------------------------------------------------------------------------
 2000                    10.55        0.61          (0.45)       (0.61)             --        10.10       1.62          70,501
-------------------------------------------------------------------------------------------------------------------------------
 1999                    10.52        0.62           0.03        (0.62)             --        10.55       6.25          56,981
-------------------------------------------------------------------------------------------------------------------------------

                                                             Ratio of
                                                Ratio of       Net
                       Ratio of    Ratio of     Expenses    Investment
                       Expenses      Net       to Average   Income to
                          to      Investment      Net        Average
                       Average    Income to      Assets     Net Assets   Portfolio
                         Net       Average     (Excluding   (Excluding   Turnover
                        Assets    Net Assets    Waivers)     Waivers)      Rate
---------------------
S&P 500 INDEX FUND
---------------------
CLASS A+
---------------------
 2003                    0.40%       1.33%        0.43%        1.30%          7%
---------------------
 2002                    0.40        0.99         0.43         0.96           9
---------------------
 2001                    0.40        0.88         0.43         0.85          12
---------------------
 2000                    0.40        0.93         0.43         0.90           7
---------------------
 1999                    0.40        1.11         0.44         1.07           7
---------------------
BOND INDEX FUND
---------------------
CLASS A
---------------------
 2003                    0.38%       4.92%        0.70%        4.60%         54%
---------------------
 2002                    0.38        5.81         0.70         5.49          77
---------------------
 2001                    0.38        6.24         0.70         5.92          29
---------------------
 2000                    0.38        6.02         0.71         5.69          47
---------------------
 1999                    0.38        5.79         0.72         5.45          40
---------------------



(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

+ On July 31, 1997 the Board of Trustees approved the renaming of the Class E shares to Class A shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

SEI INVESTMENTS

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2003, includes more detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com


From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Index Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.


The SEI Index Funds' Investment Company Act registration number is 811-4283.

SEI-F-096 (7/03)

SEI INVESTMENTS

SEI INDEX FUNDS

---------------------
S&P 500 Index Fund
---------------------
Class E
---------------------
Prospectus as of
July 31, 2003



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INDEX FUNDS
------------------------------------------------------------------------------

About This Prospectus


SEI Index Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class E Shares of the S&P 500 Index Fund that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:


Principal Investment Strategies and Risks,
  Performance Information and Expenses                       2
--------------------------------------------------------------
More Information About Fund Investments                      5
--------------------------------------------------------------
Investment Adviser and Sub-Adviser                           5
--------------------------------------------------------------
Purchasing and Selling Fund Shares                           6
--------------------------------------------------------------
Dividends, Distributions and Taxes                           8
--------------------------------------------------------------
Financial Highlights                                         9
--------------------------------------------------------------
How to Obtain More Information About SEI Index
  Funds                                             Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

Risk/Return Information

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.

The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. No matter how good a job SIMC and the Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

S&P 500 INDEX FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                      Investment results that correspond to
                                      the Standard & Poor's 500 Composite
                                      Index (S&P 500 Index)

SHARE PRICE VOLATILITY:               Medium to High

PRINCIPAL INVESTMENT STRATEGY:        Utilizing a sub-adviser, the Fund
                                      invests in the common stocks and other
                                      equity securities included in the S&P
                                      500 Index


--------------------------------------------------------------------------------

Investment Strategy

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund's portfolio of securities therefore may not match that of the S&P 500 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       3

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class E Shares from year to year for ten years. The performance information shown is based on full calendar years.*

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1993    9.83%
     1994    0.99%
     1995   37.35%
     1996   22.62%
     1997   33.07%
     1998   28.34%
     1999   20.82%
     2000   -9.35%
     2001  -12.18%
     2002  -22.28%

BEST QUARTER: 21.26% (12/31/98)


WORST QUARTER: -17.30% (09/30/02)



* The Fund's Class E Shares total return from January 1, 2003 to June 30, 2003 was 11.60%.

This table compares the Fund's average annual total returns for Class E Shares for the periods ended December 31, 2002 to those of the S&P 500 Index.



                                                                 SINCE
S&P 500 INDEX FUND -- CLASS E    1 YEAR  5 YEARS  10 YEARS  INCEPTION*
----------------------------------------------------------------------
Fund Return Before Taxes        -22.28%  -0.83%      9.08%    11.55%
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**               -22.72%  -1.40%      7.97%       N/A
----------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of
  Fund Shares**                 -13.66%  -0.84%      7.11%       N/A
----------------------------------------------------------------------
S&P 500 Index Return (reflects
  no deduction for fees,
  expenses, or taxes)***        -22.10%  -0.58%      9.34%    11.97%
----------------------------------------------------------------------



* The inception date of the Fund's Class E Shares is July 31, 1985. Index returns shown from July 31, 1985.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

4                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS E SHARES
-------------------------------------------------------------------
Investment Advisory Fees                                     0.03%
-------------------------------------------------------------------
Distribution (12b-1) Fees                                     None
-------------------------------------------------------------------
Other Expenses                                               0.50%
-------------------------------------------------------------------
  Total Annual Fund Operating Expenses                       0.53%*
-------------------------------------------------------------------

* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

S&P 500 Index Fund -- Class E Shares                0.25%
---------------------------------------------------------

For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
S&P 500 Index Fund -- Class E
  Shares                        $   54  $   170  $   296  $    665
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).


SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. For the fiscal year ended March 31, 2003, SIMC received advisory fees, as a percentage of the Fund's average net assets, at the annual rate of 0.03%.



Barclays Global Fund Advisors, located at 45 Fremont Street, San Francisco, CA 94105, serves as the Sub-Adviser to the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class E Shares of the Fund. The Fund offers Class E Shares only to financial institutions and intermediaries for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class E Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

SEI INVESTMENTS / PROSPECTUS                                       7

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

How to Sell Your Fund Shares

If you hold Class E Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.


Distribution of Fund Shares


SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class E Shares.

For Class E Shares, shareholder servicing fees paid to SIDCo., as a percentage of average daily net assets, may be up to 0.25%.

8                                       SEI INVESTMENTS / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale of Fund shares may be a taxable event.


MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

SEI INVESTMENTS / PROSPECTUS                                       9

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Class E Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The financial highlights information has been audited by Ernst & Young, LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through March 31, 2002 has been audited by the Fund's previous independent public accountants who have ceased operations. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.



FOR THE YEARS ENDED MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                     Net
                                                   Realized
                                                     and
                                                  Unrealized                 Distributions   Net
                           Net Asset                Gains     Distributions      from       Asset
                            Value,       Net       (Losses)     from Net       Realized     Value,
                           Beginning  Investment      on       Investment       Capital     End of    Total
                           of Period    Income    Securities     Income          Gains      Period  Return(1)
-------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
-------------------------------------------------------------------------------------------------------------

CLASS E+
-------------------------------------------------------------------------------------------------------------
 2003                       $35.49      $0.44       $ (9.25)     $(0.42)        $   --      $26.26   (24.92)%
-------------------------------------------------------------------------------------------------------------
 2002                        35.97       0.43         (0.46)      (0.45)            --       35.49    (0.07)
-------------------------------------------------------------------------------------------------------------
 2001                        46.54       0.44        (10.59)      (0.42)            --       35.97   (21.97)
-------------------------------------------------------------------------------------------------------------
 2000                        40.23       0.45          6.62       (0.45)         (0.31)      46.54    17.79
-------------------------------------------------------------------------------------------------------------
 1999                        34.77       0.57          5.68       (0.45)         (0.34)      40.23    18.29
-------------------------------------------------------------------------------------------------------------

                                                                            Ratio of
                                                                Ratio of      Net
                                         Ratio of   Ratio of    Expenses   Investment
                                         Expenses     Net      to Average  Income to
                                            to     Investment     Net       Average
                            Net Assets   Average   Income to     Assets    Net Assets  Portfolio
                              End of       Net      Average    (Excluding  (Excluding  Turnover
                           Period (000)   Assets   Net Assets   Waivers)    Waivers)     Rate
-------------------------
S&P 500 INDEX FUND
-------------------------
CLASS E+
-------------------------
 2003                       $  790,231     0.25%      1.48%       0.53%       1.20%        7%
-------------------------
 2002                        1,194,588     0.25       1.14        0.53        0.86         9
-------------------------
 2001                        1,593,253     0.25       1.03        0.53        0.75        12
-------------------------
 2000                        2,055,361     0.25       1.07        0.52        0.80         7
-------------------------
 1999                        1,606,449     0.25       1.26        0.54        0.97         7
-------------------------


(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.

+ On July 31, 1997 the Board of Trustees approved the renaming of the Class A shares to Class E shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

SEI INVESTMENTS


More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2003, includes detailed information about the Fund. The SAI is on file with SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:  Call 1-8OO-DIAL-SEI

By Mail:  Write to the Funds at:
          1 Freedom Valley Drive
          Oaks, PA 19456

By Internet:   http://www.seic.com


From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Index Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.


The SEI Index Funds' Investment Company Act registration number is 811-4283.

SEI-F-111 (7/03)

SEI INVESTMENTS

SEI INDEX FUNDS

----------------------
S&P 500 Index Fund
----------------------
Class I
----------------------
Prospectus as of
July 31, 2003



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INVESTMENTS / PROSPECTUS                                       I

SEI INDEX FUNDS
------------------------------------------------------------------------------

About This Prospectus

SEI Index Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about Class I Shares of the S&P 500 Index Fund that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:


Principal Investment Strategies and Risks,
  Performance Information and Expenses                       2
--------------------------------------------------------------
More Information About Fund Investments                      5
--------------------------------------------------------------
Investment Adviser and Sub-Adviser                           5
--------------------------------------------------------------
Purchasing, Selling and Exchanging Fund Shares               6
--------------------------------------------------------------
Dividends, Distributions and Taxes                           9
--------------------------------------------------------------
Financial Highlights                                        10
--------------------------------------------------------------
How to Obtain More Information About SEI Index
  Funds                                             Back Cover
--------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       1

Risk/Return Information

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SEI Investments Management Corporation (SIMC) and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.

The Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, and regulatory policies may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve its investment objective of accurately correlating to an index. Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. No matter how good a job the Adviser and Sub-Adviser do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2                                       SEI INVESTMENTS / PROSPECTUS

S&P 500 INDEX FUND
------------------------------------------------------------------------------

Fund Summary


INVESTMENT GOAL:                      Investment results that correspond to
                                      the Standard & Poor's 500 Composite
                                      Index (S&P 500 Index)

SHARE PRICE VOLATILITY:               Medium to High

PRINCIPAL INVESTMENT STRATEGY:        Utilizing a sub-adviser, the Fund
                                      invests in the common stocks and other
                                      equity securities included in the S&P
                                      500 Index


--------------------------------------------------------------------------------

Investment Strategy

The S&P 500 Index Fund invests substantially all of its assets in securities listed in the S&P 500 Index, which is comprised of 500 selected securities (mostly common stocks). The Fund's ability to replicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. The Sub-Adviser selects the Fund's securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes most of the companies in the S&P 500 Index. However, the Fund's Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.


What are the Risks of Investing in the Fund?


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the performance of the Fund may deviate from the S&P 500 Index. The Sub-Adviser purchases only a representative portion of the securities in the S&P 500 Index, and performance of the Fund's portfolio of securities therefore may not match that of the S&P 500 Index. Depending on the Sub-Adviser's approach and the size of the Fund, the representative sample of securities in the S&P 500 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that its investment approach, which attempts to replicate the performance of the S&P 500 Index, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes.

SEI INVESTMENTS / PROSPECTUS                                       3

Performance Information


The Fund's Class I Shares commenced operations on June 28, 2002. Because the Fund's Class I Shares did not have a full calendar year of performance as of December 31, 2002, performance results have not been provided. Since Class I Shares are invested in the same portfolio of securities, performance for Class I Shares will be substantially similar to those of the Class A Shares, shown here, and will differ only to the extent that the Class A Shares have lower expenses.



The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for six years. The performance information shown is based on full calendar years.*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     1997   32.82%
     1998   28.18%
     1999   20.56%
     2000   -9.50%
     2001  -12.30%
     2002  -22.40%


BEST QUARTER: 21.21% (12/31/98)



WORST QUARTER: -17.28% (09/30/02)



* The Fund's Class A Shares total return from January 1, 2003 to June 30, 2003 was 11.51%.

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2002 to those of the S&P 500 Index.



                                                             SINCE
S&P 500 INDEX FUND -- CLASS A          1 YEAR  5 YEARS  INCEPTION*
------------------------------------------------------------------
Fund Return Before Taxes             -22.40%   -0.98%        5.83%
------------------------------------------------------------------
Fund Return After Taxes on
  Distributions**                    -22.79%   -1.49%        5.15%
------------------------------------------------------------------
Fund Return After Taxes on
  Distributions and Sale of Fund
  Shares**                           -13.74%   -0.94%        4.52%
------------------------------------------------------------------
S&P 500 Index Return (reflects no
  deduction for fees, expenses, or
  taxes)***                          -22.10%   -0.58%        6.38%
------------------------------------------------------------------



* The inception date of the Fund's Class A Shares is February 28, 1996. Index returns shown from February 29, 1996.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

4                                       SEI INVESTMENTS / PROSPECTUS

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES


(EXPENSES DEDUCTED FROM FUND ASSETS)                 CLASS I SHARES
-------------------------------------------------------------------
Investment Advisory Fees                                    0.03%
-------------------------------------------------------------------
Distribution (12b-1) Fees                                    None
-------------------------------------------------------------------
Other Expenses                                              0.75%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses                        0.78%*
-------------------------------------------------------------------



* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Administrator and Distributor voluntarily waived a portion of their fees in order to keep total operating expenses at a specified level. The Administrator and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses were as follows:

S&P 500 Index Fund -- Class I Shares                0.65%
---------------------------------------------------------


For more information about these fees, see "Investment Adviser and Sub-Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
------------------------------------------------------------------
S&P 500 Index Fund -- Class I
  Shares                        $   80  $   249  $   433  $    966
------------------------------------------------------------------

SEI INVESTMENTS / PROSPECTUS                                       5

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 90% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI). Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISER

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.


The Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises, and administers its investment program. SIMC oversees the Sub-Adviser to ensure compliance with the Fund's investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Adviser, and establishes policies that they must follow in their management activities, and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Adviser out of the investment advisory fees it receives (described below).



SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund. As of June 30, 2003, SIMC had approximately $46.4 billion in assets under management. For the fiscal year ended March 31, 2003, SIMC received advisory fees, as a percentage of the Fund's average net assets, at the annual rate of 0.03%.



Barclays Global Fund Advisors, located at 45 Fremont Street, San Francisco, CA 94105, serves as Sub-Adviser to the Fund.

6                                       SEI INVESTMENTS / PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class I Shares of the Fund. The Fund offers Class I Shares only to financial institutions and intermediaries for their own or their customers' accounts. For more information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.
--------------------------------------------------------------------------------

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, are likely to engage in excessive trading (usually defined as more than four transactions out of the Fund within a calendar year).

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.


The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

SEI INVESTMENTS / PROSPECTUS                                       7

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in the Fund. Your subsequent investments in the Fund must be made in amounts of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.
--------------------------------------------------------------------------------

How to Sell Your Fund Shares

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.
--------------------------------------------------------------------------------

How to Exchange Your Shares

You may exchange your Class I Shares of the Fund for Class I Shares of any other SEI Fund on any Business Day through your financial institution or intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice.

8                                       SEI INVESTMENTS / PROSPECTUS

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Fund. SIDCo. receives no compensation for distributing the Fund's Class I Shares.

For Class I Shares, shareholder servicing fees, as a percentage of average daily net assets may be up to 0.25%. SIDCo. has voluntarily agreed to waive a portion of the shareholder servicing fees applicable to Class I shares of the Fund. SIDCo. has no current intention to discontinue this voluntary fee waiver.

For Class I Shares, administrative service fees, as a percentage of daily net assets, may be up to 0.25%.

SEI INVESTMENTS / PROSPECTUS                                       9

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.


MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

10                                       SEI INVESTMENTS / PROSPECTUS

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about Class I Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. The financial highlights information has been audited by Ernst & Young, LLP, independent auditors. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.


FOR THE YEARS ENDED MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     Net
                                                   Realized
                                                     and
                                                  Unrealized                 Distributions   Net
                           Net Asset               Gains or   Distributions      from       Asset
                            Value,       Net       (Losses)     from Net       Realized     Value,
                           Beginning  Investment      on       Investment       Capital     End of     Total
                           of Period    Income    Securities     Income          Gains      Period  Return (1)
---------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
---------------------------------------------------------------------------------------------------------------

CLASS I
---------------------------------------------------------------------------------------------------------------
 2003 (2)                   $30.63      $0.33       $(4.46)      $(0.28)      $       --    $26.22    (13.53)%
---------------------------------------------------------------------------------------------------------------

                                                                         Ratio of
                                                             Ratio of      Net
                                      Ratio of   Ratio of    Expenses   Investment
                              Net     Expenses     Net      to Average  Income to
                            Assets       to     Investment     Net       Average
                            End of    Average   Income to     Assets    Net Assets  Portfolio
                            Period      Net      Average    (Excluding  (Excluding  Turnover
                             (000)     Assets   Net Assets   Waivers)    Waivers)     Rate
-------------------------
S&P 500 INDEX FUND
-------------------------
CLASS I
-------------------------
 2003 (2)                   $1,707      0.65%      1.17%       0.78%       1.04%        7%
-------------------------



(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares. Return is for the period indicated and has not been annualized.

(2) Commenced operations June 28, 2002. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

NOTES:

SEI INVESTMENTS


More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated July 31, 2003, includes more detailed information about
SEI Index Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR
MORE INFORMATION:

By Telephone:   Call 1-8OO-DIAL-SEI

By Mail:        Write to the Funds at:
                1 Freedom Valley Drive
                Oaks, PA 19456

By Internet:    http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Index Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

The SEI Index Funds' Investment Company Act registration number is
811-4283.

SEI-F-112 (7/03)

                                SEI INDEX FUNDS

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Advisers and Sub-Advisers:


  SEI Investments Management Corporation
  Standish Mellon Asset Management LLC
  Barclays Global Fund Advisors



    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Index Funds (the "Trust") and should be read in conjunction with the Trust's Class A, Class E and Class I Shares Prospectuses dated July 31, 2003. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co. (the "Distributor"), Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. Unless otherwise defined herein, capitalized terms used herein but not defined herein shall have the respective meanings set forth in the Prospectus.



    The Trust's financial statements for the fiscal year ended March 31, 2003, including notes thereto and the report of Ernst & Young LLP thereon, are herein incorporated by reference to the Trust's 2003 Annual Report. A copy of the 2003 Annual Report must accompany the delivery of this Statement of Additional Information.

                               TABLE OF CONTENTS


THE TRUST.................................................................   S-2
INVESTMENT OBJECTIVES AND POLICIES........................................   S-2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS.....................   S-5
    American Depositary Receipts..........................................   S-5
    Asset-Backed Securities (Non-Mortgage)................................   S-6
    Equity Securities.....................................................   S-6
    Fixed Income Securities...............................................   S-7
    Foreign Securities....................................................   S-7
    Futures and Options on Futures........................................   S-8
    Illiquid Securities...................................................   S-9
    Junk Bonds............................................................   S-9
    Money Market Securities...............................................  S-10
    Mortgaged-Backed Securities...........................................  S-10
    Obligations of Domestic Banks, Foreign Banks and Foreign Branches of
     U.S. Banks...........................................................  S-12
    Options...............................................................  S-12
    Real Estate Investments Trusts........................................  S-13
    Repurchase Agreements.................................................  S-14
    Securities Lending....................................................  S-14
    Tracking Error........................................................  S-15
    U.S. Government Securities............................................  S-15
    Variable and Floating Rate Investments................................  S-16
    When-Issued and Delayed Delivery Securities...........................  S-16
    Yankee Obligations....................................................  S-16
INVESTMENT LIMITATIONS....................................................  S-17
THE ADVISERS AND SUB-ADVISER..............................................  S-18
THE ADMINISTRATOR AND TRANSFER AGENT......................................  S-19
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING..........  S-20
TRUSTEES AND OFFICERS OF THE TRUST........................................  S-21
PERFORMANCE...............................................................  S-26
DETERMINATION OF NET ASSET VALUE..........................................  S-29
PURCHASE AND REDEMPTION OF SHARES.........................................  S-30
TAXES.....................................................................  S-30
PORTFOLIO TRANSACTIONS....................................................  S-33
PORTFOLIO TURNOVER........................................................  S-36
DESCRIPTION OF SHARES.....................................................  S-36
LIMITATION OF TRUSTEES' LIABILITY.........................................  S-36
CODE OF ETHICS............................................................  S-36
PROXY VOTING..............................................................  S-37
SHAREHOLDER LIABILITY.....................................................  S-37
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................  S-37
CUSTODIAN.................................................................  S-38
EXPERTS...................................................................  S-38
LEGAL COUNSEL.............................................................  S-38
APPENDIX A................................................................  S-39
APPENDIX B................................................................  S-44



July 31, 2003

                                   THE TRUST


    GENERAL. SEI Index Funds (the "Trust") is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 6, 1985. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and separate classes of series. Except for differences between Class A, Class E and Class I shares of the S&P 500 Index Fund pertaining to shareholder servicing and administrative servicing plans, each share of each fund represents an equal proportionate interest in that fund with each other share of that fund. This Statement of Additional Information relates to the Trust's S&P 500 Index Fund and the Bond Index Fund (the "Funds").


    The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


    VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but aproval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.



                       INVESTMENT OBJECTIVES AND POLICIES



    S&P 500 INDEX FUND. The S&P 500 Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the S&P 500 Composite Stock Price Index (the "S&P Index"), which is comprised of 500 selected securities (most of which are common stocks listed on the New York Stock Exchange ("NYSE")).


    The Fund's ability to duplicate the performance of the S&P 500 Index will depend to some extent on the size and timing of cashflows into and out of the Fund, as well as on the level of the Fund's expenses.

    Adjustments made to accommodate cash flows will track the S&P 500 Index to the maximum extent possible, and may result in brokerage expenses for the Fund. Over time, the correlation between the performance of the Fund and the S&P 500 Index is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index. The Fund does not seek to "beat" the markets it tracks and does not seek temporary defensive positions when markets appear overvalued.

    The Fund will normally be invested in index stocks and other securities which comprise the S&P 500 Index, except when changes are made to the S&P 500 Index itself. The Fund's policy is to be fully invested in common stocks and other securities included in the S&P 500 Index, and it is expected that cash reserve items would normally be less than 10% of net assets. Accordingly, an investment in shares of the Fund involves risks similar to those of investing in a portfolio consisting of the common stocks and other securities of some or all of the companies included in the S&P 500 Index.

    The weightings of securities in the S&P 500 Index are based on each security's relative total market value, I.E., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 Index is currently composed of stocks of the 50 largest companies in the S&P 500 Index, and the S&P 500 Index currently represents over 65% of the market value of all U.S. common stocks listed on the NYSE.

    Barclays Global Fund Advisors ("BGFA"), the Fund's investment sub-adviser, makes no attempt to "manage" the Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a security from the Fund. However, an investment may be removed from the Fund if, in the judgment of BGFA, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the Fund from time to time because of mergers, changes in the composition of the S&P 500 Index and similar reasons. In certain circumstances, BGFA may exercise discretion in determining whether to exercise warrants or rights issued in respect to fund securities or whether to tender fund securities pursuant to a tender or exchange offer.


    The equity securities in which the Fund invests are common stocks, preferred stocks, securities convertible into common stock and American Depositary Receipts ("ADRs"). The Fund may invest in U.S. dollar denominated obligations or securities of foreign issuers. The Fund may also purchase shares of real estate investment trusts ("REITs").


    The Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the Fund's assets which are tracking the performance of the S&P 500 Index, provided that the value of these contracts does not exceed 20% of the Fund's total assets. The Fund may only purchase those stock index futures contracts--such as futures contracts on the S&P 500 Index--that are likely to closely replicate the performance of the S&P 500 Index. The Fund also can sell such futures contracts in order to close out a previously established position. The Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchanges with standardized maturity dates.

    The Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by S&P and/or Prime-1 by Moody's Investors Services, Inc. ("Moody's"), certificates of deposit and repurchase agreements involving such obligations. Such investments will not be used for defensive purposes.


    USE OF S&P TRADE NAME. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the purchasers of the Fund or any member of the public regarding the advisability of investing in index funds or the Fund or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the licensee, the Trust, is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the licensee or the Fund. S&P has no obligation to take the needs of the licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.



    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE

ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



    BOND INDEX FUND. The Bond Index Fund currently seeks to provide investment results that correspond to the aggregate price and interest performance of the Lehman Aggregate Bond Index (the "Lehman Index"), which tracks the performance of debt securities. The Lehman Index is made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Index includes fixed rate debt issues rated investment grade or higher by one or more nationally recognized statistical ratings organizations ("NRSROs"). All issues have at least one year to maturity and an outstanding par value of at least $100 million. Lehman Brothers, Inc. is neither a sponsor of nor in any other way affiliated with the Trust. Inclusion of a security in the Lehman Index in no way implies an opinion of Lehman Brothers, Inc. as to its attractiveness or appropriateness as an investment.



    In seeking to generate results that correspond to the performance of the Lehman Index, the Fund will invest in the following obligations: (i) debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (ii) investment-grade debt obligations issued by U.S. corporations; (iii) debt obligations issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies;
(iv) mortgage-backed securities, including conventional 15- and 30-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages; (v) asset-backed securities; and (vi) any other issues that are included in the Lehman Index. The Fund may purchase securities representing interests in mortgage pools guaranteed by U.S. Government agencies or instrumentalities, including Government National Mortgage Association ("GNMA"), Fannie Mae and Federal Home Loan Mortgage Corporation ("FHLMC"), conventional mortgage-pass through obligations, and Federal Housing Administration-insured mortgage pools. In addition, the Fund may purchase debt obligations on a when-issued basis. The Fund may invest in U.S. dollar denominated obligations or securities of foreign issuers.


    Fixed income securities in which the Fund may invest must be rated BBB or better by S&P or Baa or better by Moody's at the time of purchase. Debt securities rated BBB or Baa lack outstanding investment characteristics and have speculative characteristics as well. In the event that a security held by the Fund is downgraded below investment grade, the adviser will promptly review the situation and take appropriate action.


    If an obligation which is included in the Lehman Index on the first day of the month ceases to meet any of the qualifications for inclusion in the Lehman Index during that month, the obligation remains in the Lehman Index through the end of that month and then is eliminated from the Lehman Index. Standish Mellon Asset Management LLC ("Standish Mellon"), the Fund's investment adviser, will monitor portfolio securities in order to determine whether any of these obligations have ceased to qualify for inclusion in the Lehman Index. If an obligation has ceased to qualify for inclusion in the Lehman Index as a result of: (i) a lowered investment rating, (ii) an aggregate outstanding principal amount of less than $100 million, or (iii) a remaining maturity that no longer exceeds one year (collectively, "Ineligible Obligations"), the investment adviser may either undertake to sell such Ineligible Obligations as quickly as is financially prudent, which may be prior to or later than the time that obligation is removed from the Lehman Index, or may determine to retain the security. To the extent that the investment adviser determines to retain Ineligible Obligations, such Ineligible Obligations, together with cash and money market instruments, will not exceed 20% of the Fund's net assets. Although the Fund retains the right to invest up to 20% of its net assets in Ineligible Obligations, cash and money market instruments, these items are expected to constitute less than 10% of the net assets of the Fund. Obligations held by the Fund that became Ineligible Obligations as a result of being rated below investment grade (which securities are often referred to as "junk bonds") will not constitute more than 5% of the Fund's net assets. In addition, cash holdings will not exceed 5% of the Fund's net assets. In addition, obligations that become eligible for inclusion in the Lehman Index during a particular month generally will not actually be included in the Lehman Index until the next month. However, the Fund may elect to purchase any such obligation and deem it to be included in the Lehman Index once it becomes eligible.



    The Fund generally will not hold all of the individual issues which comprise the Lehman Index because of the large number of securities involved. Instead, the Fund will hold a representative sample of the securities in the Index, selecting issues to represent entire "classes" or types of securities in the Lehman Index. Obligations included in the Lehman Index have been categorized by Standish Mellon into sectors which have been organized on the basis of type of issuer, and then further classified by quality and remaining maturities. The percentage of the Fund's assets to be invested in the aggregate obligations included in a particular sector of the Lehman Index will approximate, to the maximum extent feasible, the percentage such sector represents in the Lehman Index. The Fund's ability to duplicate the performance of the Lehman Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses, and the capability of Standish Mellon to select a representative sample of the securities included in the Lehman Index. To the extent that the size of the Fund's assets limits the number of issues that the Fund can purchase, there is more potential for deviation from the Lehman Index's performance than at larger asset levels.


    The Fund may invest in restricted securities, including Rule 144A securities, included in the Lehman Index.


    GENERAL. Each Fund may lend a portion of its assets to qualified institutions for the purpose of realizing additional income. Each Fund may invest in illiquid securities; however, not more than 10% of the total assets of each Fund will be invested in such instruments. The Funds may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis.


    There can be no assurance that the Funds will achieve their respective investment objectives.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS


    The following are descriptions of the permitted investments and investment practices discussed in Funds' "Investment Objectives and Policies" section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the adviser or sub-adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. The adviser or sub-adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.



    AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.



    Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.



    ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.



    Asset-backed securities are not issued or guaranteed by the U.S. government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.



    Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card-holder. There may be a limited secondary market for such securities.



    EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:



    COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.



    PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.



    WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

    CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.



    Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.



    FIXED INCOME SECURITIES. Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other issuers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income investments in which the Funds invest will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Funds' net asset value.



    DURATION. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.



    Additional information regarding fixed income securities is described in the following sections: Asset-Backed Securities (Non-Mortgage); Mortgage-Backed Securities and Variable and Floating Rate Instruments.



    FOREIGN SECURITIES. Foreign securities are securities issued by non-U.S. issuers. Investments in the securities of foreign issuers may subject the Funds to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.



    The value of the Funds' investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Funds may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Funds.



    FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, a Fund may use futures contracts and related options for either (i) "BONA FIDE hedging purposes," as such term is defined by the CFTC, or (ii) for other purposes only to the extent that the aggregate initial margin and premiums on such positions (excluding the amount by which options on futures contracts are in the money) do not exceed 5% of the Fund's net assets. Instances in which a Fund may use futures contracts and related options for purposes other than BONA FIDE hedging include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.



    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.



    When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the Investment Company Act of 1940 (the "1940 Act") or the rules and the Securities and Exchange Commission's (the "SEC") interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.



    A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.



    A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.



    There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the ability of the adviser or sub-adviser, as applicable, to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures,
(3) there may not be a liquid secondary market for a futures contract or option,
(4) trading restrictions or limitations may be imposed by an exchange, and
(5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.



    ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the price at which they are valued. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities over seven days in length. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of Trust's Board of Trustees, the adviser or sub-adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of a Fund's investments, the adviser or sub-adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).



    JUNK BONDS. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit a Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.



    MONEY MARKET SECURITIES. Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the adviser or sub-adviser, as applicable, to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see Appendix A to this Statement of Additional Information.



    MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. Mortgage-backed securities are described in more detail below:



    GOVERNMENT PASS-THROUGH SECURITIES. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.



    Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the U.S. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.



    PRIVATE PASS-THROUGH SECURITIES. Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").



    COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.



    REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. government.



    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"). Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.



    ESTIMATED AVERAGE LIFE. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.



    OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:



    BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.



    CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.



    TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.



    OPTIONS. A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.


    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.


    All options written on indices or securities must be covered. When a Fund writes an option on a security on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    Each Fund may trade put and call options on securities and securities indices, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by each Fund's investment limitations as set forth below. See "Investment Limitations."

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.


    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC position that OTC options are generally illiquid.


    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


    REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.



    A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent on financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.



    REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the adviser or sub-adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the adviser or sub-adviser, as applicable, monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 10% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the adviser or sub-adviser, as applicable, liquidity or other considerations so warrant.



    SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, any sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.


    The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.


    By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand;
(iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and
(vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.



    TRACKING ERROR. The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks:
(1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in the benchmark and/or securities not included in the benchmark; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market;
(4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent;
(7) changes to the index hedged that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements. In addition, the adviser's or sub-adviser's, as applicable, use of hedging techniques will generally cause the Funds' performance to diverge from that of its respective index at times when hedges are employed.



    U.S. GOVERNMENT SECURITIES. Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury Obligations and the obligations of U.S. Government Agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government Securities are not guaranteed against price movements due to fluctuating interest rates.



    U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS").



    RECEIPTS. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.



    U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.



    U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.



    VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or at some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.



    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Fund will segregate or earmark liquid assets with the custodian in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for their portfolios, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.



    YANKEE OBLIGATIONS. Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933 Act (the "1933 Act"). These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.


    The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

                             INVESTMENT LIMITATIONS


    The following investment limitations are fundamental policies of each Fund that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.


Neither Fund may:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the Fund's total assets would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets.

 2. Purchase any securities which would cause more than 25% of the Fund's total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

 3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of that Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur, and is not for investment purposes. All borrowings will be repaid before making additional investments for that Fund, and any interest paid on such borrowings will reduce the Fund's income.


 4. Make loans, except that each Fund (i) may enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the Fund's total assets, (ii) may engage in securities lending as described in this Statement of Additional Information, and (iii) may purchase or hold debt instruments in accordance with its investment objectives and policies.



 5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in this Statement of Additional Information in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan and, as to the S&P 500 Index Fund, in connection with stock index futures trading as provided in this Statement of Additional Information.


 6. Invest in companies for the purpose of exercising control.

 7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts. However, subject to its permitted investments, a Fund may purchase (i) obligations issued by companies which invest in real estate, commodities or commodities contracts, and (ii) commodities contracts related to financial instruments, such as financial futures contracts.

 8. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

 9. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security.

10. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds.

11. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.


12. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

13. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

14. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

15. Invest in interests in oil, gas or other mineral exploration or development programs.


16. Purchase restricted securities (securities which must be registered under the 1933 Act before they may be offered or sold to the public) or other illiquid securities except as described in this Statement of Additional Information.


    The foregoing percentages and percentage limitations (except the limitation on borrowings) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

                          THE ADVISERS AND SUB-ADVISER


    SIMC AND THE MANAGER OF MANAGERS STRUCTURE FOR THE S&P 500 INDEX FUND. SEI Investments Management Corporation ("SIMC") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC currently serves as manager to more than 9 investment companies, including more than 53 funds, with more than $46.4 billion in assets under management as of June 30, 2003.



    SIMC is the investment adviser for the S&P 500 Index Fund, and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Fund without submitting the sub-advisory agreements to a vote of the Fund's shareholders. The exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the sub-adviser under the sub-advisory agreement for the Fund. The Fund will notify shareholders in the event of any addition or change in the identity of its sub-advisers.



    As adviser to the S&P 500 Index Fund, SIMC oversees the investment advisory services provided to the Funds and manages the cash portion of the Fund's assets. Pursuant to a separate sub-advisory agreement with SIMC, and under the supervision of SIMC and the Board of Trustees, Barclays Global Fund Advisors ("BGFA") is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. BGFA also is responsible for managing its employees who provide services to the Fund. Sub-advisers are selected for the Fund based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.


    Subject to Board review, SIMC evaluates sub-adviser performance, and oversees sub-adviser compliance with the Fund's investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR

THE INVESTMENT PERFORMANCE OF THE FUND DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.


    BGFA, the sub-adviser to the S&P 500 Index Fund, is a direct subsidiary of Barclays Global Investors, N.A. ("BGI"), which in turn is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to a fee for its investment sub-advisory services which is based on the average monthly market value of the assets of the fund.



    STANDISH MELLON ASSET MANAGEMENT LLC. Standish Mellon Asset Management LLC ("Standish Mellon") serves as the investment adviser to the Bond Index Fund. Standish Mellon is a limited liability partnership, which is majority owned by its limited partner, Mellon Bank, N.A. Mellon Bank, N.A., is in turn a wholly-owned subsidiary of Mellon Financial Corporation. Standish Mellon has been serving as the adviser to the Bond Index Fund since October 2, 1995.



    ADVISORY FEES PAID TO THE ADVISERS AND SUB-ADVISER. For its advisory services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of .03% of the average daily net assets of the S&P 500 Index Fund. For the fiscal years ended March 31, 2001, 2002 and 2003, the S&P 500 Index Fund paid advisory fees of $894,135 (after a fee waiver of $0), $705,246 (after a fee waiver of $0) and $460,208 (after fee waivers of $0), respectively, to SIMC.



    For the fiscal year ended March 31, 2003 and the period January 10, 2002 to March 31, 2002, SIMC paid BGFA a sub-advisory fee of $306,486 (after fee waivers of $0) and $88,546 (after fee waivers of $0).



    For its advisory services, Standish Mellon is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of .07% of the average daily net assets of the Bond Index Fund. For the fiscal years ended March 31, 2001, 2002, and 2003, Standish Mellon received fees of $45,638, $38,048 and $48,940, respectively, from the Bond Index Fund.



    INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY AGREEMENT. Each investment advisory and sub-advisory agreement (each an "Investment Advisory Agreement") provides that the adviser or sub-adviser, as applicable, shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.



    The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the adviser or sub-adviser, or by the adviser or sub-adviser on 90 days' written notice to the Trust.



                      THE ADMINISTRATOR AND TRANSFER AGENT



    GENERAL. SEI Investments Fund Management (the "Administrator"), a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

    ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.



    The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by the mutual written agreement of the parties; (b) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (c) by the Administrator on not less than 90 days' written notice to the Trust.



    If operating expenses of either Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.



    ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For the fiscal years ended March 31, 2001, 2002, and 2003, the following table shows (i) the dollar amount of fees paid to the Administrator by each Fund; and (ii) the dollar amount of the Administrator's voluntary fee waivers:



                                               FEES PAID (000)       FEE WAIVERS (000)
                                            ----------------------  -------------------
FUND                                         2001    2002    2003   2001   2002   2003
----                                        ------  ------  ------  -----  -----  -----
S&P 500 Index Fund........................  $6,558  $4,567  $2,855  $875   $622   $520
Bond Index Fund...........................  $  228  $  153  $  198  $ 48   $ 37   $ 47


        DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING


    GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement"). The Distribution Agreement is renewable annually and may be terminated by the Distributor, a majority vote of the Trustees who are not parties to the Distribution Agreement or an "interested person" (as the term is defined in the 1940 Act) or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party. No compensation is paid to the Distributor under the Distribution Agreement.



    SHAREHOLDER SERVICING PLANS. The Trust has adopted shareholder servicing plans for the Class A, Class E and Class I shares (each a "Service Plan" and, collectively, the "Service Plans"). Under the Service Plans for Class A and Class E shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan for Class I shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided in investments; and assisting clients in changing dividend options, account designations and addresses. Under the Service Plans, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.



    ADMINISTRATIVE SERVICING PLAN. The Trust has adopted an administrative servicing plan for the Class I shares ("Administrative Service Plan"). Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.



    RELATED FEES. Certain institutions may also charge separate fees for related services. It is possible that an institution may offer different classes of shares to its customers and thus receive compensation with respect to different classes. Certain Class A, Class E and Class I shareholders offering shares to their customers may be required to register as dealers pursuant to state laws.


                       TRUSTEES AND OFFICERS OF THE TRUST

    BOARD OF TRUSTEES RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees are responsible for overseeing each of the Funds and each fund of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 66 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

    MEMBERS OF THE BOARD OF TRUSTEES. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.


    INTERESTED TRUSTEES.



    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees* (since
1985)--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, Expedition Funds, The MDL Funds, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments Global, Limited, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    WILLIAM M. DORAN (DOB 05/26/40)--Trustee* (since 1985)--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1978; Secretary of SEI Investments since 1974. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, The MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI

Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    INDEPENDENT TRUSTEES.



    F. WENDELL GOOCH (DOB 12/03/32)--Trustee (since 1985)--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., July 1984 to January 1997. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.



    JAMES M. STOREY (DOB 04/12/31)--Trustee (since 1995)--Attorney, Sole Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, State Street Research Capital Trust (consisting of 24 portfolios), Massachusetts Health and Education Tax-Exempt Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee (since 1996)--Self Employed Consultant, Newfound Consultants Inc. since April 1997. Hedge Fund Manager, Teton Partners, L.P., June 1991-December 1996; Hedge Fund Manager, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, State Street Navigator Securities Lending Trust, since 1995; Trustee, Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Expedition Funds, MDL Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.



    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee (since 1999)--Consultant, Grecoventures Ltd. Consulting since May 1999. Interim President & Chief Executive Officer, Private Industry Council of Philadelphia, April 1998-August 1998; Co-Chairman, Welfare to Work Program. President, Corestates Financial Corp., 1996-1997; Chief Executive Officer and President, Corestates Bank, N.A., 1994-1997; Director, Sunoco, Inc.; Director, Exelon Corporation; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Insurance Products Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.


------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with the Trust's Distributor and SIMC.

    BOARD STANDING COMMITTEES. The Board has established the following standing committees:


    - AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times in the most recently completed Trust fiscal year.



    - FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met 5 times in the most recently completed Trust fiscal year.



    - NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act") in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gooch, Storey and Sullivan and Ms. Greco currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed Trust fiscal year.



    BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS. As discussed in the section of this Statement of Additional Information entitled "The Advisers and Sub-Adviser," the Board's continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to each Investment Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew each Investment Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the advisers and sub-adviser. The Trustees use this information, as well as other information that the advisers, the sub-adviser and other Fund service providers may submit to the Board, as well as other information they obtain independently, to help them decide whether to renew each Investment Advisory Agreement for another year. In addition, at various times during the year, the Trustees review and discuss issues, related to the Investment Advisory Agreements.



    Before meeting for the renewal of the Investment Advisory Agreements, the Board requested and received written materials from each adviser and sub-adviser about: (a) the quality of the adviser's and sub-adviser's investment management and other services; (b) the adviser's and sub-adviser's investment management personnel; (c) the adviser's and sub-adviser's operations and financial condition; (d) the adviser's and sub-adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that each adviser and sub-adviser charges a Fund compared with the fees each charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of each adviser's and sub-adviser's profitability from its Fund-related operations; (h) the adviser's and sub-adviser's compliance systems; (i) the adviser's and sub-adviser's policies on and compliance procedures for personal securities transactions; (j) the adviser's and sub-adviser's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.



    At the meeting, representatives from each adviser and sub-adviser presented additional oral and written information to the Board to help the Board evaluate the adviser's and sub-adviser's fee and other aspects of the agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees discussed the written materials that the Board received before the meeting and the adviser's and sub-adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of each Investment Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.



    Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the independent Trustees (with
Mr. Doran abstaining from voting on the renewal of the advisory agreement between the Trust and SIMC in light of his role as a Director of SEI Investments), unanimously agreed to approve the continuation of each Investment Advisory Agreement for another year in consideration that: (i) the terms of the Investment Advisory Agreement are fair and reasonable; and (ii) each adviser's and sub-adviser's fees are reasonable in light of the services that each adviser and sub-adviser provides to the Funds.


    FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.


                                                                      AGGREGATE DOLLAR RANGE OF SHARES
NAME                          DOLLAR RANGE OF FUND SHARES (FUND)*              (FUND COMPLEX)
----                         --------------------------------------   --------------------------------
Mr. Nesher.................  $10,001 - $50,000 (S&P 500 Index Fund)           Over $100,000
Mr. Doran..................                   None                                None
Mr. Gooch..................                   None                            Over $100,000
Mr. Storey.................                   None                                None
Mr. Sullivan...............                   None                                None
Ms. Greco..................                   None                                None


------------------------


 *Valuation date is December 31, 2002.

    BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.


                                           PENSION OR RETIREMENT   ESTIMATED ANNUAL   TOTAL COMPENSATION
                             AGGREGATE      BENEFITS ACCRUED AS     BENEFITS UPON     FROM THE TRUST AND
NAME                        COMPENSATION   PART OF FUND EXPENSES      RETIREMENT        FUND COMPLEX*
----                        ------------   ---------------------   ----------------   ------------------
Mr. Nesher................    $       0             N/A                  N/A               $      0
Mr. Doran.................    $       0             N/A                  N/A               $      0
Mr. Gooch.................    $   4,344             N/A                  N/A               $133,000
Mr. Storey................    $   4,344             N/A                  N/A               $133,000
Mr. Sullivan..............    $   4,344             N/A                  N/A               $133,000
Ms. Greco.................    $   4,344             N/A                  N/A               $133,000


    TRUST OFFICERS. Set forth below are the name, date of birth, position with the Trust, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.


    Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments or its affiliates act as investment adviser, administrator or distributor.


    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer (since 1985)--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of SIMC and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 03/28/68)--Vice President and Secretary (since
2002)--Vice President and Assistant Secretary of the Trust, 1999-2002. Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997-1999. Associate, Richter, Miller & Finn (law firm), 1993-1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary (since 1995)--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of SIMC, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995.

    JAMES R. FOGGO (DOB 06/30/64)--Controller and Chief Financial Officer (since
2000)--Vice President and Assistant Secretary of the Trust, 1998-2000. Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of SIMC, the Administrator and the Distributor since May 1999. Associate, Paul, Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant Secretary (since 1998)--Vice President and Assistant Secretary of SEI Investments, SIMC, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    CHRISTINE M. MCCULLOUGH (DOB 12/02/60)--Vice President and Assistant Secretary (since 1999)--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since December 1999. Associate, White and Williams LLP (law firm), 1991-1999. Associate, Montgomery, McCracken, Walker & Rhoads (law firm), 1990-1991.

    SHERRY KAJDAN VETTERLEIN (DOB 06/22/62)--Vice President and Assistant Secretary (since 2002)--Vice President and Secretary of the Trust, 2001-2002. Vice President and Assistant Secretary of

SIMC, the Administrator and the Distributor since January 2001.
Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992-2000.

    ROBERT S. LUDWIG (DOB 3/12/50)--Vice President and Assistant Secretary (since 1985)--Employed by SEI Investments since 1985. Senior Vice President and Chief Investment Officer of SEI Asset Management Group since 1995. Manager of Product Development for SEI's institutional mutual funds and repurchase trading desk from 1985-1995. Held various product management and development positions at Chase Econometrics and Interactive Data Corporation from 1974-1985.

    WILLIAM E. ZITELLI, JR. (DOB 6/14/68)--Vice President and Assistant Secretary (since 2001)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998-2000. Associate, Pepper Hamilton LLP (law firm), 1997-1998. Associate, Reboul, MacMurray, Hewitt, Maynard & Kristol (law firm), 1994-1997.

    JOHN C. MUNCH (DOB 05/07/71)--Vice President and Assistant Secretary (since
2002)--Vice President and Assistant Secretary of SIMC, the Administrator and the Distributor since November 2001. Associate, Howard, Rice, Nemorvoski, Canady, Falk & Rabkin (law firm), 1998-2001. Associate, Seward & Kissel LLP (law firm), 1996-1998.


    JOHN MUNERA (DOB 01/14/63)--Vice President and Assistant Secretary (since
2002)--Middle Office Compliance at SEI Investments since 2000. Supervisory Examiner at Federal Reserve Bank of Philadelphia (1998-2000).


                                  PERFORMANCE


    From time to time, each of the Funds may include its yield, effective yield, total return (on a before taxes basis, after taxes on distributions or after taxes on distributions and redemption) or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.


    Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

    In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

    The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. Yield will be calculated according to the following formula:
                              6
        Yield = 2[((a-b)/cd +1)- 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.


    Based on the foregoing, the 30-day yield for the Funds for the 30-day period ended March 31, 2003 were as follows:



FUND                                                          30-DAY YIELD
----                                                          ------------
CLASS A
  S&P 500 Index Fund........................................     1.53%
  Bond Index Fund...........................................     3.88%

CLASS E
  S&P 500 Index Fund........................................     1.67%

CLASS I
  S&P 500 Index Fund........................................     1.31%


CALCULATION OF TOTAL RETURN

    TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T) TO THE POWER OF n = ATV SUB D, where P = a hypothetical initial investment of $1,000;
T = average annual total return (after-taxes on distributions); n = number of years; and ATV SUB D = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.

    TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P(1+T) TO THE POWER OF n = ATV SUB DR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATV SUB DR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (i.e., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not factored into the calculation.


    HISTORICAL PERFORMANCE. The average annual total return (before taxes), total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for each of the following Funds was as follows for the one-year, five-year, ten-year and since inception periods ended March 31, 2003.



                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                    -----------------------------------------------------------
FUND (INCEPTION DATE)                                  ONE YEAR        FIVE YEAR     TEN YEAR   SINCE INCEPTION
---------------------                               --------------   -------------   --------   ---------------
S&P 500 INDEX FUND
  CLASS A (02/28/1996) before taxes...............         -25.06%          -4.16%     *              5.12%
  fund returns after-tax on distributions**.......         -25.43%          -4.63%     *              4.47%
  fund returns after-tax on distributions and
    redemption**..................................         -15.36%          -3.40%     *              3.95%
  CLASS E (07/31/1985) before taxes...............         -24.92%          -4.00%    8.26%          11.17%
  CLASS I (06/28/2002) before taxes...............        *               *            *               N/A

BOND INDEX FUND
  CLASS A (05/19/1986) before taxes...............          11.17%           7.10%    6.83%           7.71%
  fund returns after-tax on distributions.........           9.03%           4.70%    4.34%            N/A
  fund returns after-tax on distributions and
    redemption....................................           6.81%           4.48%    4.21%            N/A


------------------------

*   Not in operation during period.


** After-tax returns are shown for Class A Shares only. After-tax returns for other classes will vary.

                        DETERMINATION OF NET ASSET VALUE



    GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.



    EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. If such prices are not available or the adviser or sub-adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.



    MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or the adviser or sub-adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.



    AMORTIZED COST METHOD VALUATION. Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.



    USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. The advisers and sub-adviser reasonably believe that prices provided by independent pricing agents are reliable, however, there can be no assurance that a pricing service's prices will be reliable. The pricing service relies on a variety of information in making its determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the service may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust and the Administrator under the general supervision of the Trustees.

                       PURCHASE AND REDEMPTION OF SHARES



    Shares of a Fund may be purchased in exchange for securities included in that Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the Shareholder to the Trust upon receipt from the issuer.



    The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate for the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the Shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the NYSE or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.



    Purchases and redemptions of shares of the Funds may be made on each business day on which the New York Stock Exchange ("NYSE") is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Administrator, the Distributor and/or the Custodian is not open for business.


    It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

                                     TAXES

    The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Certain legislation proposed at the time of writing and afterwards, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

    The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.


    QUALIFICATION AS A RIC. Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. In order to qualify for treatment as a RIC under the Code, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) and 90% of its net tax-exempt interest income, if any (the excess of its tax-exempt interest income over certain deductions attributable to that income), ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or certain other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks or securities; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers that are engaged in the same, similar or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers.


    Notwithstanding the Distribution Requirement described above, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute to its shareholders by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year (and any retained amount from the prior calendar year). Each Fund intends to make sufficient distributions to avoid liability for the federal excise taxes, but can make no assurances that all such taxes will be eliminated.

    If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    Although each Fund intends to distribute substantially all of its net investment income and net realized capital gains for any taxable (I.E., fiscal) year, a Fund will be subject to Federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders. In such case, a dividends received deduction is available to corporate shareholders, subject to certain limitations. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.


    TAX STATUS OF DISTRIBUTIONS. Dividends from a Fund's net investment income will be taxable to shareholders as ordinary income (whether received in cash or in additional shares) to the extent of the Fund's earnings and profits. Except for dividends paid by the Bond Index Fund, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Dividends paid by the S&P 500 Index Fund will be eligible for the dividends-received deduction allowed to corporate shareholders to the extent they are derived from dividends from domestic corporations, subject to certain limitations. Dividends received by a corporate shareholder, which qualify for the dividends-received deduction, however, may be subject to the alternative minimum tax.



    Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If a Fund distributes its net capital gains to shareholders, such gains will not qualify for the dividends received deduction, and they are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares. Long term capital gains are currently taxed at a maximum rate of 15%. Conversely, if a Fund elects to retain its net capital gains, such Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate capital gains tax rate. In this event, it is expected that a Fund will elect to have its shareholders treated as having received a distribution of such gains, with the result that they will be required to report such gains on their federal income tax returns as long-term capital gains, will receive a tax credit for their allocable share of capital gains tax paid by the Fund on the gains, and will increase the tax basis for their shares by an amount equal to the deemed distribution less the tax credit.



    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 15% and short-term capital gains are currently taxed at ordinary income tax rates.



    Absent further legislation, the maximum 15% tax rate on qualified dividend income and long- term capital gains will cease to apply to taxable years beginning after December 31, 2008.



    The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.



    Shareholders who have not held Fund shares for a full year should be aware that the Fund may designate and distribute, as ordinary income, qualified dividend income, or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Fund.


    All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that others shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.


    A Fund will be required in certain cases to withhold and remit to the United States Treasury at 28% of any amounts subject to withholding on distributions payable to any individual or non-corporate shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service ("IRS"), or
(3) who has failed to provide a Fund with the certifications required to be made to the IRS to document that such shareholder is not subject to backup withholding, or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.


    The S&P 500 Index Fund may invest in stock index futures. The use of stock index futures contracts involves specialized and complex income tax rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund and thereby affect the amount and proportion of income that will be available for distribution as dividends or capital gain distributions.

    Stock index futures contracts held by the Fund at the end of each taxable year will be required to be "marked to market" for Federal income tax purposes (that is, treated as having been sold at that time at market value). Any unrealized gain or loss taxed pursuant to this rule will be added to realized gains and losses recognized on other futures contracts sold by the Fund during the year, and the resulting gain or loss will be deemed to consist of 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund may elect to exclude certain hedging transactions from the mark-to-market rule. Gain from hedging transactions is treated as ordinary income.


    A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.


    For purposes of the Distribution Requirement (as well as for other purposes) the Bond Index Fund will be required to treat any recognized market discount on debt obligations which it holds as interest income. Generally, market discount is the amount by which the stated redemption price of a bond exceeds the amount paid by a purchaser of the bond (most common where the value of a bond decreases after original issue as a result of a decline in the creditworthiness of the issuer or an increase in prevailing interest rates). Generally, market discount is recognized on the disposition, or receipt of any principal payment, with respect to a bond bearing market discount, by treating a portion of the proceeds as interest income, unless an election to currently accrue market discount has been made, as is the case with the Bond Index Fund. The application of these rules (and the rules regarding original issue discount) to debt obligations held by the Bond Index Fund could affect (i) the amount and timing of distributions to shareholders and (ii) the ability of the Fund to satisfy the Distribution Requirement.


    Investment income received by the Bond Index Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Bond Index Fund will not be able to elect to treat its shareholders as having paid their proportionate share of such taxes for foreign tax purposes.


    STATE TAXES. Neither Portfolio is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for Federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. The Bond Index Fund may invest in U.S. government securities. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Since state and local tax consequences may differ from the federal income tax consequences discussed above, shareholders are urged to consult their tax advisers on state and local tax matters.


                             PORTFOLIO TRANSACTIONS


    BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.



    BROKERAGE SELECTION. Subject to policies established by the Trustees, each investment adviser or sub-adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While each investment adviser or sub-adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.


    The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' advisers or sub-adviser may select a broker based upon brokerage or research services provided to the advisers or sub-adviser. The advisers or sub-adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

    Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers and sub-adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include
(1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers and sub-adviser believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

    To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers or sub-adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers or sub-adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers and sub-adviser will be in addition to and not in lieu of the services required to be performed by the Funds' advisers and sub-adviser under the Investment Advisory Agreements. Any advisory, sub-advisory, or other fees paid to the advisers or sub-adviser are not reduced as a result of the receipt of research services.

    In some cases an adviser or sub-adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser or sub-adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser or sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser or sub-adviser faces a potential conflict of interest, but the adviser or sub-adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.


    From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers or sub-adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).



    It is not the Trust's practice to allocate brokerage or principal business to brokers or dealers on the basis of sales of its shares through such intermediary brokers or dealers. However, each investment adviser or sub-adviser may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.



    BROKERAGE WITH FUND AFFILIATES. Each Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.



    The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.



    It is expected that the Funds' turnover rate will normally not exceed 100% for any Fund. A Fund turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.



    For the fiscal years ended March 31, 2001, 2002, and 2003, the S&P 500 Index Fund paid brokerage commissions of $219,080, $325,290 and $279,279, respectively. For the fiscal year ended March 31, 2001, the Bond Index Fund paid no brokerage commissions. For the fiscal years ended March 31, 2002 and 2003, the Bond Index Fund paid brokerage commissions of $594.64 and $0, respectively.

    SECURITIES OF "REGULAR BROKER-DEALERS". The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined under the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of March 31, 2003, the Trust held the following securities:



FUND                                        NAME OF ISSUER            TYPE OF SECURITY   AMOUNT (000)
----                                -------------------------------   ----------------   ------------
S&P 500 INDEX FUND................      J.P. Morgan Chase Bank               Debt           $4,109
                                    Morgan Stanley Dean Witter, Inc        Equity           $6,956
                                       Goldman, Sachs & Company            Equity           $5,380
                                          Merrill Lynch, Inc               Equity           $5,124
                                         Lehman Brothers, Inc              Equity           $2,344
BOND INDEX FUND...................  Morgan Stanley Dean Witter, Inc          Debt           $2,803
                                        J.P. Morgan Chase Bank               Debt           $  588
                                         Lehman Brothers, Inc                Debt           $  271
                                       Salomon Smith Barney, Inc             Debt           $  144
                                       Goldman, Sachs & Company              Debt           $  117



                               PORTFOLIO TURNOVER



    The portfolio turnover rate for the S&P 500 Index Fund for the fiscal years ending March 31, 2001, 2002, and 2003 were 12%, 9% and 7%, respectively. The portfolio turnover rate for the Bond Index Fund for the fiscal years ending March 31, 2001, 2002, and 2003 were 29%, 77% and 54%, respectively.


                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in such Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his wilful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                 CODE OF ETHICS


    The Board of Trustees of the Trust has adopted a code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the investment advisers, sub-adviser, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                  PROXY VOTING



    The S&P 500 Index Fund has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the S&P 500 Index Fund has directed that proxies be voted consistent with the Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of SIMC and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this Statement of Additional Information. The Bond Index Fund invests exclusively in non-voting securities and does not vote any proxies.


                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because, the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of July 2, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares referred to above were held by the above persons in accounts for their fiduciary, agency, or custodial customers:



NAME AND ADDRESS OF SHAREHOLDER                               NUMBER OF SHARES   PERCENT OF FUNDS
-------------------------------                               ----------------   ----------------
S&P 500 INDEX FUND--CLASS A

SEI Private Trust Company                                        14,936,688           76.73%
One Freedom Valley Drive
Oaks, PA 19403

BOND INDEX FUND--CLASS A

Bank of Stockton                                                  1,250,273           17.79%
Trust Department
P.O. Box 1110
Stockton, CA 95201-1110

SEI Private Trust Company                                         1,097,769           15.62%
One Freedom Valley Road
Oaks, PA 19403

Nabank & Co.                                                        731,790           10.41%
Attn: Record Keeping
P.O. Box 2180
Tulsa, OK 74101-2180

NAME AND ADDRESS OF SHAREHOLDER                               NUMBER OF SHARES   PERCENT OF FUNDS
-------------------------------                               ----------------   ----------------
SEI Private Trust Company                                           632,580            9.00%
Attn: Ian Weiss
One Freedom Valley Drive
Oaks, PA 19456

SEI Trust Company                                                   958,915           13.64%
c/o Hale & Dorr
One Freedom Valley Drive
Oaks, PA 19456

S&P 500 INDEX FUND--CLASS E

Nationwide Life Insurance Company                                 1,648,197            5.65%
Nationwide GPVA
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

SEI Private Trust Company                                         5,434,728           18.63%
One Freedom Valley Road
Oaks, PA 19403

Nationwide Life Insurance Company                                 4,480,350           15.36%
c/o NACO - IPO Portfolio Accounting
Attn: Denise Bradley
P.O. 182029
Columbus, OH 43218

Nationwide Trust Company                                          7,789,318            6.13%
FBO Participating Retirement Plan
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

Northern Trust                                                    2,361,853            8.10%
FBO Harnischfeger Master Retirement
50 S. Lasalle
Chicago, IL 60675-0001


                                   CUSTODIAN


    Wachovia, N.A. (formerly, First Union National Bank) ("Wachovia"), the custodian for the Funds, holds cash, securities and other assets of the Trust as required by the 1940 Act. The principal business address of Wachovia is Institutional Custody Group-PA 4942, 123 S. Broad St., Philadelphia, PA 19109.


                                    EXPERTS


    The financial statements, incorporated by reference into this Statement of Additional Information, audited by Ernst & Young LLP, have been included in reliance on their report given on their authority as experts in accounting and auditing.


                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                                   APPENDIX A


                     DESCRIPTION OF CORPORATE BOND RATINGS

                           MOODY'S RATING DEFINITIONS

LONG TERM BOND RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

    When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

    Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

    Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

------------------------

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                      STANDARD & POOR'S RATING DEFINITIONS

    A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

    The ratings are based, in varying degrees, on the following considerations:

    (1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    (2) The obligation's nature and provisions.

    (3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

    Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS DEFINITIONS

INVESTMENT GRADE

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

    Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

    Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c     The letter 'c' indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

p The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter 'L' indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter 'L' indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

     *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

    DEBT OBLIGATIONS OF ISSUERS OUTSIDE THE UNITED STATES AND ITS
TERRITORIES are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    If an issuer's actual or implied senior debt rating is 'AAA', its subordinated or junior debt is rated 'AAA' or 'AA+'. If an issuer's actual or implied senior debt rating is lower than 'AAA' but higher than 'BB+', its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is 'A', subordinated debt normally would be rated 'A-'. If an issuer's actual or implied senior debt rating is 'BB+' or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

INVESTMENT AND SPECULATIVE GRADES

    The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, 'AAA', 'AA', 'A', 'BBB', generally are recognized as being investment grade. Debt rated 'BB' or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

    Ratings continue as a factor in may regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission
(SEC) requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

    SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

    Moody's description of its three highest short-term debt ratings:

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    S&P's description of its three highest short-term debt ratings:

A-1   This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2   Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3   Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                                   APPENDIX B



                     SEI INVESTMENTS MANAGEMENT CORPORATION



                            PROXY VOTING PROCEDURES



    SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.



A.  ESTABLISHMENT OF PROXY VOTING COMMITTEE



     1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:



        Michael Hogan
           Gregory Stahl
           John Diederich
           Kevin McNamera
           Bonny Lybeert
           Sofia Rosala



     2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.



     3. The Committee shall meet as necessary to perform any of the activities set forth below.



     4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.



     5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.



B.  APPROVAL OF PROXY VOTING GUIDELINES



     1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.



     2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.



     3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.  CONFLICTS OF INTEREST



     1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.



     2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:



       a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.



       b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.



           1. SIGNIFICANT BUSINESS RELATIONSHIPS--The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:



               - SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;



               - SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.



           2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS--The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/ family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.



           3. DUTIES OF THE PROXY COMMITTEE--The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is
               (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.



       c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:



           1. ROUTINE PROXY PROPOSALS--Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.(2)



           2. NON-ROUTINE PROXY PROPOSALS--Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).



           3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL--As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.



       d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:



           1. OBTAIN CLIENT CONSENT OR DIRECTION--If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC

--------------



(1) The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).



(2) For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction
    12b.viii. of Form 13F.

               will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).



           2. USE RECOMMENDATION OF THE SERVICE--Vote in accordance with the Service's recommendation.



       e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.



Last Revised: June, 2003



                     SEI INVESTMENTS MANAGEMENT CORPORATION
                            PROXY VOTING GUIDELINES



A.  THE BOARD OF DIRECTORS



     1. VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



       Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:



       - the company's long-term financial performance;



       - independence of the full board and key board committees (full independent audit, nominating and compensation committees);



       - diversity of the board;



       - nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);



       - directors serving on an excessive number of other boards;



       - Chapter 7 bankruptcy, SEC violations, and criminal offenses;



       - interlocking directorships;



       - executive compensation: history of approving excessive compensation or repricing underwater stock options;



       - no action taken by the board in response to majority votes on shareholder proposals.



     2. VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS



       Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

       Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:



       - consideration of the factors discussed above for uncontested elections;



       - management's track record;



       - background to the proxy contest;



       - qualifications of director nominees (both slates);



       - evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;



       - stock ownership positions; and



       - impact on stakeholders.



     3. CHAIRMAN AND CEO IS THE SAME PERSON



       Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.



     4. MAJORITY OF INDEPENDENT DIRECTORS



       - Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.



       - Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.



     5. STOCK OWNERSHIP REQUIREMENTS



       - Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.



     6. BOARD STRUCTURE



       - Vote against proposals to classify the board.



       - Vote for proposals to repeal classified boards and elect all directors annually.



     7. TERM OF OFFICE



       Generally vote against shareholder proposals to limit the tenure of outside directors.



     8. CUMULATIVE VOTING



       - Generally vote for proposals to permit cumulative voting.



       - Vote against proposals to eliminate cumulative voting.



     9. DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION



       - Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.



       - Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

       - For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.



    10. INDEMNIFICATION



       SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.



       - Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.



       - Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if:
         (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.



B.  CHANGES IN CONTROL



    1.  POISON PILLS



       Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.



       - Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.



       - Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.



    2.  GREENMAIL



       Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.



       - Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.



       - Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.



    3.  SHAREHOLDER ABILITY TO REMOVE DIRECTORS



       - Vote against proposals that provide that directors may be removed only for cause.



       - Vote for proposals to restore shareholder ability to remove directors with or without cause.



       - Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.



       - Vote for proposals that permit shareholders to elect directors to fill board vacancies.

    4.  SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD



       - Vote for proposals that seek to fix the size of the board.



       - Vote against proposals that give management the ability to alter the size of the board without shareholder approval.



       - Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.



C.  MERGERS AND CORPORATE RESTRUCTURINGS



    1.  MERGERS AND ACQUISITIONS



       Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:



       - anticipated financial and operating benefits;



       - offer price (cost vs. premium);



       - prospects of the combined companies;



       - how the deal was negotiated;



       - changes in corporate governance and their impact on shareholder rights;



       - impact on community stakeholders and workforce.



    2.  FAIR PRICE PROVISIONS



       Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.



       - Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.



       - Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.



    3.  CORPORATE RESTRUCTURING



       Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.



    4.  APPRAISAL RIGHTS



       Vote for proposals to restore, or provide shareholders with, rights of appraisal.



    5.  SPIN-OFFS



       Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

    6.  ASSET SALES



       Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.



    7.  LIQUIDATIONS



       Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.



    8.  CHANGING CORPORATE NAME



       Vote for changing the corporate name if proposed or supported by management.



D.  SHAREHOLDER RIGHTS



    1.  CONFIDENTIAL VOTING



       - Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.



       - Vote for management proposals to adopt confidential voting.



    2.  SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS



       - Vote against proposals to restrict or prohibit shareholder ability to call special meetings.



       - Vote for proposals that remove restrictions on the right of shareholders to act independently of management.



    3.  SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT



       - Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.



       - Vote for proposals to allow or make easier shareholder action by written consent.



    4.  EQUAL ACCESS



       Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.



    5.  UNEQUAL VOTING RIGHTS



       - Vote against dual class exchange offers.



       - Vote against dual class recapitalizations.



    6.  SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR
       BYLAWS



       - Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.



       - Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

    7.  SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS



       - Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.



       - Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.



    8.  REIMBURSE PROXY SOLICITATION EXPENSES



       Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.



E.  CAPITAL STRUCTURE



    1.  COMMON STOCK AUTHORIZATION



       - Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.



       - Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.



       - Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.



       - Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.



       - Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.



    2.  REVERSE STOCK SPLITS



       Generally vote for a reverse stock split if management provides a reasonable justification for the split.



    3.  BLANK CHECK PREFERRED AUTHORIZATION



       The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.



       - Generally vote against proposals that would authorize the creation of blank check preferred stock.



       - Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.



       - Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.



       - Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

    4.  ADJUST PAR VALUE OF COMMON STOCK



       - Vote for management proposals to reduce the par value of common stock.



    5.  PREEMPTIVE RIGHTS



       - Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.



    6.  DEBT RESTRUCTURING



       Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:



       - dilution--how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?



       - change in control--will the transaction result in a change in control of the company?



       - bankruptcy--is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?



F.  EXECUTIVE AND DIRECTOR COMPENSATION



    1.  STOCK OPTION PLANS



       Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:



       - stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.



       - support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.



       - whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.



       - whether the option plan is generally available to other managers and employees in the company.



       - any other features of the plan that may not be in shareholders' best interest.



       - generally, vote for proposals that seek to provide for indexed and/or premium priced options.



    2.  OBRA-RELATED COMPENSATION PROPOSALS



       The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.



       - Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
         Section 162(m) of OBRA.



       - Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

       - Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
         Section 162(m) should be evaluated on a case-by-case basis.



       - Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.



    3.  SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY



       - Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.



       - Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.



       - Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.



    4.  GOLDEN AND TIN PARACHUTES



       Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.



       - Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.



       - Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.



    5.  EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)



       Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.



G.  SOCIAL AND ENVIRONMENTAL ISSUES



    1.  SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY



       Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:



       - whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;



       - the percentage of sales, assets and earnings affected;



       - the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;



       - whether the issues presented should be dealt with through government or company-specific action;

       - whether the company has already responded in some appropriate manner to the request embodied in a proposal;



       - whether the company's analysis and voting recommendation to shareholders is persuasive;



       - what other companies have done in response to the issue;



       - whether the proposal itself is well framed and reasonable;



       - whether implementation of the proposal would achieve the objectives sought in the proposal; and



       - whether the subject of the proposal is best left to the discretion of the board.



       Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.



    2.  SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES



       - Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.



    3.  EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING
       ISSUES



       - Vote for proposals calling for action on equal employment opportunity and antidiscrimination.



       - Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.



       - Vote for nondiscrimination in salary, wages and all benefits.



    4.  NON-DISCRIMINATION IN RETIREMENT BENEFITS



       - Support non-discrimination in retirement benefits.



    5.  "CERES PRINCIPLES" AND "MACBRIDE PRINCIPLES"



       The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.



       - Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.



    7.  CONTRACT SUPPLIER STANDARDS



       - vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.



    8.  CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES



       - Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.



       - Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

       - Support implementation and reporting on ILO codes of conduct.



       - support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.



H. OTHER MISCELLANEOUS MATTERS



    1.  RATIFYING AUDITORS



       Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.



    2.  VOTING ON STATE TAKEOVER STATUTES



       Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).



       Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.



    3.  APPROVING OTHER BUSINESS AT SHAREHOLDER MEETINGS



       Vote against proposals to approve other business that may arise at the shareholder meeting.



    4.  ADJOURNING SHAREHOLDER MEETINGS



       Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.



    Last Revised: June 2003

                                                                    SEI-F-047-09

                                SEI INDEX FUNDS


                        POST-EFFECTIVE AMENDMENT NO. 27


                           PART C:  OTHER INFORMATION

ITEM 23.  EXHIBITS:


(a)(1) Declaration of Trust originally filed as Exhibit (1) with Registrant's Registration Statement on Form N-1A
          (File No. 2-97111) filed with the Securities and Exchange
          Commission ("SEC") on April 17, 1985 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective
          Amendment No. 20 filed with the SEC on July 29, 1997.

(a)(2)  Written Instrument Amending the Agreement and Declaration of
          Trust dated April 8, 1987 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment
          No. 20 filed with the SEC on July 29, 1997.

(a)(3)  Written Instrument Amending the Declaration of Trust dated
          December 23, 1988 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 20 filed with the SEC on July 29, 1997.

(b)(1) Amended By-Laws, dated February 20, 2001, are incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment
          No. 25 to Registrant's Registration Statement on
          Form N-1A (File No. 2-97111) filed with the SEC on
          July 27, 2001.

(c)     Not applicable.

(d)(1)  Investment Advisory Agreement with Mellon Bond Associates
          (now Standish Mellon Asset Management LLC) is incorporated herein by reference to Exhibit (5)(d) of Post-Effective
          Amendment No. 19 to Registrant's Registration Statement on
          Form N-1A (File No. 2-97111) filed with the SEC on
          May 31, 1996.

(d)(2)  Investment Advisory Agreement by and between S&P 500 Index
          Fund and SEI Investments Management Corporation, dated
          November 18, 1998, is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 23 of the
          Registrant's Registration Statement on Form N-1A (File No.
          2-97111) filed with the SEC on July 29, 1999.

(d)(3)  Investment Sub-Advisory Agreement by and between SEI
          Investments Management Corporation and Barclays Global
          Fund Advisors, dated January 10, 2002, is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 26 of the Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on July 26, 2002.

(e)(1)  Amended and Restated Distribution Agreement, dated
          September 16, 2002, is filed herewith.

(f)     Not Applicable

(g)(1)  Custodian Agreement with Manufacturers National Bank of
          Detroit as originally filed with Pre-Effective Amendment
          No. 2 to Registrant's Registration Statement on Form N-1A
          (File No. 2-97111) filed with the SEC on July 12, 1985 is incorporated herein by reference to Exhibit (8)(a) of Post-Effective Amendment No. 20 filed with the SEC on
          July 29, 1997.

(g)(2) Amendment to the Custodian Agreement, dated January 3, 1986, is herein incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 21 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on July 29, 1998.

(g)(3) Custodian Agreement with First Union National Bank is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 26 of the Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on July 26, 2002.

(h)(1)  Amended and Restated Administration and Transfer Agency
          Agreement, dated September 16, 2002, is filed herewith.

(h)(2) Class A Shareholder Service Plan and Agreement is incorporated herein by reference to Exhibit (9)(c) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(h)(3) Class E Shareholder Service Plan and Agreement is incorporated herein by reference to Exhibit (9)(d) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(h)(4) Class I Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 26 of the Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on July 26, 2002.

(h)(5) Class I Administrative Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 26 of the Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on July 26, 2002.

(i)     Opinion and Consent of Counsel is filed herewith.

(j)     Consent of Independent Accountants is filed herewith.

(k)     Not Applicable

(l)     Not Applicable

(m)(1) Amended and Restated Class E Distribution Plan is incorporated herein by reference to Exhibit (15)(c) of Post-Effective Amendment No. 19 to Registrant's
          Registration Statement on Form N-1A (File No. 2-97111) filed with the SEC on May 31, 1996.

(n)     Not Applicable

(o)(1) Rule 18f-3 Plan is incorporated herein by reference to Exhibit (18)(a) of Post-Effective Amendment No. 18 to
          Registrant's Registration Statement on Form N-1A (File
          No. 2-97111) filed with the SEC on December 28, 1995.

(o)(2) Amendment No. 1 to Rule 18f-3 Plan relating to Class A and E shares is incorporated herein by reference to Exhibit (18)(b) of Post-Effective Amendment No. 19 to
          Registrant's Registration Statement on Form N-1A (File No.
          2-97111) filed with the SEC on May 31, 1996.

(o)(3) Certificate of Class Designation relating to Class I Shares to Rule 18f-3 Plan is herein incorporated by reference to Exhibit (o)(3) of Post-Effective Amendment No. 26 of the
          Registrant's Registration Statement on Form N-1A (File
          No. 2-97111) filed with the SEC on July 26, 2002.
(p)(1)  The Code of Ethics for SEI Investments Company, as amended
          December 2001, is incorporated by reference to Exhibit
          (p)(1) of Post-Effective Amendment No. 9 of SEI Asset
          Allocation Trust's Registration Statement on Form N-1A
          (File Nos. 33-64875 and 811-7445), filed with the SEC on July 25, 2002.
(p)(2) The Code of Ethics for SEI Index Funds dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 33 to SEI Institutional
          Managed Trust's Registration Statement on Form N-1A
          (File No. 33-9504), filed with the SEC on July 3, 2000.

(p)(3) The Code of Ethics for Mellon Bond Associates, LLP is incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 7 to Registrant's
          Registration Statement on Form N-1A filed with the SEC on July 31, 2000.
(p)(4) The Code of Ethics for Barclays Global Fund Advisors is incorporated by reference to Exhibit (p)(42) of Post-Effective Amendment No. 9 to SEI Institutional
          Investments Trust's Registration Statement on Form N-1A filed with the SEC on March 29, 2002.
(q)     Powers of Attorney for Robert A. Nesher, William M. Doran,
          James R. Foggo, F. Wendell Gooch, George J. Sullivan, Jr.,
          James M. Storey, Rosemarie B. Greco and Edward D. Loughlin are incorporated by reference to Exhibit (q) of Post-
          Effective Amendment No. 5 to SEI Insurance Products
          Trust's Registration Statement on Form N-1A (File No.
          333-70013) filed with the SEC on April 30, 2003.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement dated April 17, 1985 is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's S&P 500 Index Fund. The principal business address of SIMC is One Freedom Valley Drive, Oaks, PA 19456.


       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Alfred P. West, Jr.              SEI Investments Company           Director, Chairman & CEO
  Chairman, CEO, Director

                                 SEI Investments                   Director, Chairman of the Board
                                   Distribution Co.                  of Directors

                                 SEI Ventures, Inc.                Director, Chairman, President

                                 SEI Funds, Inc.                   CEO, Chairman of the Board of
                                                                     Directors

                                 SEI Global Investments Corp.      Director, CEO, Chairman of the
                                                                     Board

                                 SEI Investments Global (Cayman),  Chairman of the Board, CEO
                                   Limited

                                 SEI Capital AG                    Chairman of the Board, CEO

                                 SEI Global Capital                Director, CEO, Chairman of the
                                   Investments, Inc.                 Board

                                 SEI Investments Management        Manager
                                   Corporation Delaware, L.L.C.

                                 LSV Asset Management              Management Committee

                                 SEI Investments Fund Management   Chairman, CEO

                                 SEI Global Holdings               Chairman of the Board, CEO
                                   (Cayman) Inc.

                                 SEI Investments De Mexico         Director

                                 SEI Asset Korea                   Director

                                 SEI Venture Capital, Inc.         Director, Chairman of the Board,
                                                                     CEO

                                 SEI Insurance Group, Inc.         Director

                                 SEI Investments Global Funds      Chairman, CEO
                                   Services

                                 SEI Investments Management        Director, Chairman, CEO
                                   Corporation II

                                 SEI Inc. (Canada)                 Director

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Edward D. Loughlin               SEI Investments Company           Executive Vice President,
  Director, Executive Vice                                           President--Asset Management
  President                                                          Division

                                 SEI Investments Distribution Co.  Director, Executive Vice
                                                                     President

                                 SEI Trust Company                 Director

                                 SEI Funds, Inc.                   Executive Vice President

                                 SEI Advanced Capital              Director, President
                                   Management, Inc.

                                 SEI Capital Limited (Canada)      Director

                                 SEI Investments Global Funds      Executive Vice President
                                   Services

                                 SEI Investments (France)          Board of Directors

                                 SEI Investments Management        Director, Executive Vice
                                   Corporation II                    President

                                 SEI Investments Fund Management   Executive Vice President

                                 SEI Investments Canada Company    Director

Dennis J. McGonigle              SEI Investments Company           Executive Vice President, CFO
  Executive Vice President

                                 SEI Investments                   Executive Vice President
                                   Distribution Co.

                                 SEI Trust Company                 Director

                                 SEI Investments, Inc.             Director, President

                                 SEI Ventures, Inc.                Director, Executive Vice
                                                                     President

                                 SEI Investments                   Director, President
                                   Developments, Inc.

                                 SEI Investments Fund Management   Executive Vice President

                                 SEI Investments Global Funds      Executive Vice President
                                   Services

                                 SEI Insurance Group, Inc.         Director

                                 SEI Realty Capital Corporation    Director, President

                                 SEI Investments Management        Executive Vice President
                                   Corporation II

                                 SEI Funds, Inc.                   Director, President

                                 SEI Global Capital Investments,   Director, President
                                   Inc.

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Primus Holding Corp.          Director, President

                                 SEI Venture Capital, Inc.         Director

                                 SEI Private Trust Company         Director

                                 SEI Investments Management        Manager, President
                                   Corporation, L.L.C.

Carl A. Guarino                  SEI Investments Company           Executive Vice President
  Director, Executive Vice
  President

                                 SEI Investments Distribution      Director, Executive Vice
                                   Company                           President

                                 SEI Global Investments Corp.      Senior Vice President

                                 SEI Global Holdings               Director
                                   (Cayman) Inc.

                                 SEI Investments De Mexico         Director

                                 SEI Asset Korea                   Director

                                 SEI Investments (Europe) Ltd.     Director

                                 SEI Investments (South Africa)    Director
                                   Limited

                                 SEI Investments (France)          Board of Directors

                                 SEI Venture Capital, Inc.         Executive Vice President

                                 SEI Investments--Unit Trust       Director
                                   Management (UK) Limited

                                 LSV Asset Management              Management Committee

                                 SEI Investments Management        Director, Executive Vice
                                   Corporation II                    President

                                 SEI Investments Management        Manager, President
                                   Corporation Delaware, L.L.C.

                                 SEI Investments Global, Limited   Director

Robert S. Ludwig                 SEI Funds, Inc.                   Vice President
  Senior Vice President, CIO

                                 SEI Investments Fund Management   Vice President, Team Leader

                                 SEI Investments Global Funds      Vice President, Team Leader
                                   Services

                                 SEI Investments Management        Senior Vice President, CIO
                                   Corporation II

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Jack May                         SEI Investments                   Senior Vice President
  Senior Vice President            Distribution Co.

                                 SEI Investments Management        Senior Vice President
                                   Corporation II

James V. Morris                  SEI Investments Management        Senior Vice President
  Senior Vice President            Corporation II

Steve Onofrio                    SEI Investments Management        Senior Vice President
  Senior Vice President            Corporation II

Kevin P. Robins                  SEI Investments Company           Senior Vice President
  Senior Vice President

                                 SEI Investments                   Senior Vice President
                                   Distribution Co.

                                 SEI Investments Global (Cayman),  Director
                                   Limited

                                 SEI Trust Company                 Director

                                 SEI Insurance Group, Inc.         Director, President

                                 SEI Global Holdings               Director
                                   (Cayman) Inc.

                                 SEI Venture Capital, Inc.         Vice President

                                 SEI Private Trust Company         Director, Senior Vice President

                                 SEI Family Office Services, LLC   Director, Vice President

                                 SEI Giving Fund                   Director, President

                                 SEI Investments Management        Senior Vice President
                                   Corporation II

                                 LSV Asset Management              Management Committee

Kenneth Zimmer                   SEI Investments Company           Senior Vice President
  Senior Vice President

                                 SEI Investments Management        Senior Vice President
                                   Corporation II

Timothy D. Barto                 SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution      Vice President, Assistant
                                   Company                           Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Global Funds      Vice President, Assistant
                                   Services                          Secretary

                                 SEI Family Office Services, LLC   Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Management        Vice President, Assistant
                                   Corporation II                    Secretary

Jay Brown                        SEI Investments Management        Vice President
  Vice President                   Corporation II

Todd Cipperman                   SEI Investments Company           Senior Vice President, General
  General Counsel, Senior Vice                                       Counsel, Assistant Secretary
  President, Secretary

                                 SEI Investments                   General Counsel, Senior Vice
                                   Distribution Co.                  President

                                 SEI Inc. (Canada)                 Senior Vice President, General
                                                                     Counsel & Secretary

                                 SEI Trust Company                 General Counsel, Senior Vice
                                                                     President, Assistant Secretary

                                 SEI Investments, Inc.             General Counsel, Senior Vice
                                                                     President, Secretary

                                 SEI Ventures, Inc.                General Counsel, Senior Vice
                                                                     President, Secretary

                                 SEI Investments                   General Counsel, Senior Vice
                                   Developments, Inc.                President, Secretary

                                 SEI Funds, Inc.                   General Counsel, Senior Vice
                                                                     President, Secretary

                                 SEI Insurance Group               Director, Senior Vice President,
                                                                     General Counsel

                                 SEI Investments Global Funds      Senior Vice President, General
                                   Services                          Counsel, Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Family Office Services, LLC   Vice President, General Counsel,
                                                                     Secretary

                                 SEI Global Investments Corp.      General Counsel, Senior Vice
                                                                     President, Secretary

                                 SEI Advanced Capital              General Counsel, Senior Vice
                                   Management, Inc.                  President, Director, Secretary

                                 SEI Investments Global (Cayman),  Director, General Counsel,
                                   Limited                           Secretary

                                 SEI Investments Global            General Counsel, Director,
                                   Management (Cayman) Inc.          Assistant Secretary

                                 SEI Global Capital                General Counsel, Senior Vice
                                   Investments, Inc.                 President, Secretary

                                 SEI Investments Global, Limited   Director

                                 SEI Primus Holding Corp.          General Counsel, Senior Vice
                                                                     President, Secretary

                                 SEI Investments Fund Management   General Counsel, Senior Vice
                                                                     President, Secretary

                                 SEI Global Holdings               Director, General Counsel,
                                   (Cayman) Inc.                     Secretary

                                 SEI Investments (Europe) Ltd.     Director

                                 SEI Investments Canada Company    Senior Vice President, General
                                                                     Counsel

                                 SEI Investments (South Africa)    Director
                                   Limited

                                 SEI Venture Capital, Inc.         Senior Vice President, General
                                                                     Counsel, Secretary

                                 SEI Investments-Unit Trust        Director
                                   Management (UK) Limited

                                 SEI Investments Management        Senior Vice President, General
                                   Corporation II                    Counsel, Secretary

                                 SEI Investments Management        Senior Vice President, General
                                   Corporation Delaware, L.L.C.      Counsel, Secretary

                                 SEI Investments Global (Bermuda)  Director, President
                                   Ltd.

Robert Crudup                    SEI Investments Distribution      Vice President
  Vice President                   Company

                                 SEI Investments Global Funds      Vice President
                                   Services

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments Fund Management   Vice President

                                 SEI Investments Company           Senior Vice President

                                 SEI Investments Management        Vice President
                                   Corporation II

Richard A. Deak                  SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution      Vice President, Assistant
                                   Company                           Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital Management,  Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Global Capital Investments,   Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Global Funds      Vice President, Managing
                                   Services                          Director

                                 SEI Investments Management        Vice President, Assistant
                                   Corporation II                    Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Family Office Services, LLC   Vice President, Assistant
                                                                     Secretary

Melissa Doran Rayer              SEI Investments Management        Vice President
  Vice President                   Corporation II

Michael Farrell                  SEI Investments Management        Vice President
  Vice President                   Corporation II

                                 SEI Investments Distribution Co.  Vice President

Vic Galef                        SEI Investments Distribution      Vice President
  Vice President                   Company

                                 SEI Investments Global Funds      Vice President
                                   Services

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments Fund Management   Vice President

                                 SEI Investments Management        Vice President
                                   Corporation II

Lydia A. Gavalis                 SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution      Vice President, Assistant
                                   Company                           Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Management        Vice President
                                   Corporation Delaware, L.L.C.

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Family Office Services, LLC   Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Global Funds      Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Management        Vice President, Assistant
                                   Corporation II                    Secretary

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

Greg Gettinger                   SEI Investments Company           Vice President
  Vice President

                                 SEI Investments Distribution      Vice President
                                   Company

                                 SEI Trust Company                 Vice President

                                 SEI Investments, Inc.             Vice President

                                 SEI Ventures, Inc.                Vice President

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments                   Vice President
                                   Developments, Inc.

                                 SEI Realty Capital Corporation    Vice President, Secretary

                                 SEI Funds, Inc.                   Vice President

                                 SEI Global Investments Corp.      Vice President

                                 SEI Advanced Capital              Vice President
                                   Management, Inc.

                                 SEI Global Capital                Vice President
                                   Investments, Inc.

                                 SEI Primus Holding Corp.          Vice President

                                 SEI Investments Global Funds      Vice President
                                   Services

                                 SEI Investments Fund Management   Vice President

                                 SEI Venture Capital, Inc.         Vice President

                                 SEI Investments Management        Vice President
                                   Corporation II

                                 SEI Investments Management        Vice President
                                   Corporation Delaware, L.L.C.

Kathy Heilig                     SEI Inc. (Canada)                 Vice President, Treasurer
  Vice President, Treasurer

                                 SEI Investments Company           Vice President, Treasurer, Chief
                                                                     Accounting Officer, Controller

                                 SEI Investments Distribution      Vice President
                                   Company

                                 SEI Ventures, Inc.                Vice President, Treasurer

                                 SEI Insurance Group, Inc.         Vice President, Treasurer

                                 SEI Realty Capital Corporation    Vice President, Treasurer

                                 SEI Global Investments Corp.      Director, Vice President,
                                                                     Treasurer

                                 SEI Advanced Capital              Director, Vice President,
                                   Management, Inc.                  Treasurer

                                 SEI Investments Global (Cayman),  Vice President, Treasurer
                                   Limited

                                 SEI Primus Holding Corp.          Director, Vice President,
                                                                     Treasurer

                                 SEI Global Capital Investments,   Director, Vice President,
                                   Inc.                              Treasurer

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments Global Funds      Vice President, Treasurer
                                   Services

                                 SEI Investments Fund Management   Vice President, Treasurer

                                 SEI Global Holdings               Vice President, Treasurer,
                                   (Cayman) Inc.                     Assistant Secretary

                                 SEI Venture Capital, Inc.         Director, Vice President,
                                                                     Treasurer

                                 SEI Funds, Inc.                   Director, Vice President,
                                                                     Treasurer

                                 SEI Family Office Services, LLC   Vice President, Treasurer

                                 SEI Investments Management        Vice President, Treasurer
                                   Corporation II

                                 SEI Investments Management        Manager, Vice President,
                                   Corporation Delaware, L.L.C.      Treasurer

                                 SEI Investments, Inc.             Director, Vice President,
                                                                     Treasurer

                                 SEI Investments                   Director, Vice President,
                                   Developments, Inc.                Treasurer

John Krzeminski                  SEI Investments Distribution      Vice President
  Vice President                   Company

                                 SEI Venture Capital, Inc.         Vice President

                                 SEI Investments Global Funds      Vice President
                                   Services

                                 SEI Family Office Services, LLC   Director, Vice President

                                 SEI Investments Fund Management   Vice President

                                 SEI Investments Management        Vice President, Managing
                                   Corporation II                    Director

Christine M. McCullough          SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution      Vice President, Assistant
                                   Company                           Secretary

                                 SEI Trust Company                 Vice President

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Family Office Services, LLC   Vice President, Assistant
                                                                     Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Investments Management        Vice President, Assistant
                                   Corporation II                    Secretary

                                 SEI Investments Management        Vice President
                                   Corporation Delaware, L.L.C.

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Global Funds      Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Private Trust Company         General Counsel

Carolyn McLaurin                 SEI Investments Distribution      Vice President
  Vice President                   Company

                                 SEI Investments Global Funds      Vice President
                                   Services

                                 SEI Investments Fund Management   Vice President

                                 SEI Investments Management        Vice President
                                   Corporation II

Roger Messina                    SEI Investments Management        Vice President
  Vice President                   Corporation II

Kathryn L. Stanton               SEI Investments                   Vice President
  Vice President                   Distribution Co.

                                 SEI Giving Fund                   Vice President, Treasurer

                                 SEI Investments Management        Vice President
                                   Corporation II

Raymond B. Webster               SEI Investments Management        Vice President
  Vice President                   Corporation II

Susan R. West                    SEI Investments Management        Vice President, Managing
  Vice President, Managing         Corporation II                    Director
  Director

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Lori L. White                    SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Distribution Co.                  Secretary

                                 SEI Trust Company                 Vice President, Assistant
                                                                     Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Management        Vice President, Assistant
                                   Corporation II                    Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Global Funds      Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

Mark S. Wilson                   SEI Investments Management        Vice President
  Vice President                   Corporation II

John D. Anderson                 SEI Investments Management        Vice President
  Vice President                   Corporation II

Scott W. Dellorfano              SEI Investments Distribution Co.  Vice President
  Vice President

                                 SEI Investments Management        Vice President
                                   Corporation II

Scott C. Fanatico                SEI Investments Distribution Co.  Vice President
  Vice President

                                 SEI Investments Management        Vice President
                                   Corporation II

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Steven A. Gardner                SEI Investments Distribution Co.  Vice President
  Vice President

                                 SEI Investments Management        Vice President, Managing
                                   Corporation II                    Director

Bridget Jensen                   SEI Investments Distribution Co.  Vice President
  Vice President

                                 SEI Investments Global Funds      Vice President
                                   Services

                                 SEI Investments Fund Management   Vice President

                                 SEI Investments Management        Vice President
                                   Corporation II

Alan H. Lauder                   SEI Investments Distribution Co.  Vice President
  Vice President

                                 SEI Global Investments Corp.      Vice President

                                 SEI Investments (South Africa)    Director
                                   Limited

                                 SEI Investments Management        Vice President
                                   Corporation II

Paul Lonergan                    SEI Investments Distribution Co.  Vice President
  Vice President

                                 SEI Investments Management        Vice President
                                   Corporation II

Ellen Marquis                    SEI Investments Distribution Co.  Vice President
  Vice President

                                 SEI Investments Global (Cayman),  Vice President
                                   Limited

                                 SEI Investments Management        Vice President
                                   Corporation II

Sherry Kajdan Vetterlein         SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution Co.  Vice President, Assistant
                                                                     Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Family Office Services, LLC   Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Giving Fund                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Capital Investments,   Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Investments Global Funds      Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Management        Vice President, Assistant
                                   Corporation II                    Secretary

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Global (Bermuda)  Vice President
                                   Ltd.

William E. Zitelli, Jr.          SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution Co.  Vice President, Assistant
                                                                     Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Global Capital Investments,   Vice President, Assistant
                                   Inc.                              Secretary

                                 SEI Investments Global Funds      Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Management        Vice President, Assistant
                                   Corporation II                    Secretary

                                 SEI Investments Global (Bermuda)  Vice President, Assistant
                                   Ltd.                              Secretary

John C. Munch                    SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution Co.  Vice President, Assistant
                                                                     Secretary

                                 SEI Investments, Inc.             Vice President, Assistant
                                                                     Secretary

                                 SEI Ventures, Inc.                Vice President, Assistant
                                                                     Secretary

                                 SEI Investments                   Vice President, Assistant
                                   Developments, Inc.                Secretary

                                 SEI Insurance Group, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Funds, Inc.                   Vice President, Assistant
                                                                     Secretary

                                 SEI Global Investments Corp.      Vice President, Assistant
                                                                     Secretary

                                 SEI Advanced Capital              Vice President, Assistant
                                   Management, Inc.                  Secretary

                                 SEI Global Capital                Vice President, Assistant
                                   Investments, Inc.                 Secretary

                                 SEI Primus Holding Corp.          Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Global Funds      Vice President, Assistant
                                   Services                          Secretary

                                 SEI Investments Fund Management   Vice President, Assistant
                                                                     Secretary

                                 SEI Venture Capital, Inc.         Vice President, Assistant
                                                                     Secretary

                                 SEI Investments Management        Vice President, Assistant
                                   Corporation II                    Secretary

Wayne M. Withrow                 SEI Investments Company           Executive Vice President
  Senior Vice President

                                 SEI Investments Distribution Co.  Senior Vice President

                                 SEI Investments Global Funds      Executive Vice President
                                   Services

                                 SEI Investments Fund Management   Executive Vice President

                                 SEI Investments Management        Senior Vice President
                                   Corporation II

       NAME AND POSITION
    WITH INVESTMENT ADVISER           NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-------------------------------  --------------------------------  --------------------------------
Joanne Nelson                    SEI Investments Distribution Co.  Vice President
  Vice President

Rudolf F. Schmidt                SEI Investments (South Africa)    Director
  Vice President                   Limited

David Campbell                                  --                                --
  Senior Vice President

Al Chiaradonna                                  --                                --
  Senior Vice President

Lori Heinel                                     --                                --
  Senior Vice President

Brandon Sharrett                                --                                --
  Senior Vice President

Teresa Araco                                    --                                --
  Vice President

Kevin Barr                                      --                                --
  Vice President

Corinne Coyle                                   --                                --
  Vice President

Ross Ellis                                      --                                --
  Vice President

Philip McCabe                                   --                                --
  Vice President

Steven Meyer                     SEI Investments Trustee &         Director
  Vice President                   Custodial Services (Ireland)
                                   Limited

                                 SEI Investments Global Funds      Vice President
                                   Services

                                 SEI Investments Fund Management   Vice President

                                 SEI Investments Global (Bermuda)  Director, Vice President
                                   Ltd.

Rosanne Miller                   SEI Investments Company           Vice President, Assistant
  Vice President, Assistant                                          Secretary
  Secretary

                                 SEI Investments Distribution Co.  Vice President, Assistant
                                                                     Secretary

STANDISH MELLON ASSET MANAGEMENT, LLC



    Standish Mellon Asset Management, LLC ("Standish Mellon") is the Adviser to the Registrant's Bond Index Fund. The principal business address of Standish Mellon is One Mellon Center, Suite 5400, Pittsburgh, Pennsylvania, 15258-0001. Standish Mellon is an investment adviser registered under the Advisers Act.



    NAME AND POSITION WITH
      INVESTMENT ADVISOR               NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------   --------------------------------   --------------------------------
Ronald P. O'Hanley, III           Mellon Growth Advisors, LLC        Board member
  Board Manager

                                  Mellon Bank, N.A.                  Vice Chairman

                                  Mellon Global Investing Corp.      Director, Chairman, CEO

                                  Mellon Financial Corporation       Vice Chairman

                                  Pareto Partners                    Partner Representative

                                  Buck Consultants                   Director

                                  Newton Management, LTD (UK)        Executive Committee Member,
                                                                       Director

                                  Mellon Asset Management (Japan)    Non-resident Director
                                    Co., LTD

                                  Franklin Portfolio                 Director
                                    Holdings, Inc.

                                  Boston Safe Advisors, Inc          Chairman Director

                                  Franklin Portfolio Associates,     Director
                                    LLC

                                  The Dreyfus Corporation            Director Vice Chairman

                                  TBCAM Holdings, Inc.               Director

                                  The Boston Company Asset           Chairman Director
                                    Management, LLC

                                  Pareto Partners                    Partner Representative

                                  Mellon Capital Management          Director
                                    Corporation

                                  Mellon Equity Associates, LLP      Executive Committee Member,
                                                                       Chairman

                                  Mellon-France Corporation          Director

Edward H. Ladd                                   --                                 --
  Chairman, Managing Director,
  Board Manager

Richard S. Wood                                  --                                 --
  Vice Chairman, Managing
  Director, Board Manager, CIO

    NAME AND POSITION WITH
      INVESTMENT ADVISOR               NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------   --------------------------------   --------------------------------
Thomas P. Sorbo                                  --                                 --
  Vice Chairman, Managing
  Director, Board Manager, COO

John J. Nagorniak
  Board Manager

William F. Adam                                  --                                 --
  Board Manager, CEO

Patrick J. Sheppard               Capital Resources Advisors         Board Member
  Board Manager

                                  Mellon Capital Management          Treasurer

                                  Mellon Equity Associates, LLP      Treasurer

                                  Mellon Global Alternative          Board Member
                                    Investments

                                  Mellon Growth Advisors             Board Member

                                  Mellon HBV Alternative             Board Member
                                    Strategies

                                  Mellon Overseas Corporation        Board Member

                                  Newton Asset Management            Board Member

                                  Prime Advisors                     Board Member

Stephen E. Canter                 Mellon Equity Associates, LLP      Executive Committee Member
  Board Manager

                                  The Dreyfus Corporation            Chairman, CEO, COO

                                  Newton Management, LTD (UK)        Director

                                  Franklin Portfolio Associates,     Director
                                    LLC

                                  Franklin Portfolio                 Director
                                    Holdings, Inc.

                                  The Boston Company Asset           Director
                                    Management, LLC

                                  TBCAM Holdings, Inc.               Director

                                  Mellon Capital Management          Director
                                    Corporation

                                  Dreyfus Investment                 Chairman/President
                                    Advisors, Inc.

                                  Founders Asset Management          Board of Managers Member

                                  The Dreyfus Trust Company          Chairman/President/CEO/Director

                                  Mellon Financial Corporation       Vice Chairman

BARCLAYS GLOBAL FUND ADVISORS



    Barclays Global Fund Advisors ("BGFA") is the sub-adviser for the Registrant's S&P 500 Index Fund. The principal business address of BGFA is 45 Fremont Street, San Francisco, California 94105. BGFA is a registered investment adviser under the Advisers Act.



    NAME AND POSITION WITH
      INVESTMENT ADVISER               NAME OF OTHER COMPANY           POSITION WITH OTHER COMPANY
-------------------------------   --------------------------------   --------------------------------
Patricia C. Dunn                  Barclays Global Investors, N.A.    Director
  Director and Managing             ("BGI")
  Director

Garrett Bouton                    BGI                                Director
  Chairman, Director and CEO

Andrea Zulberti                   BGI                                Chief Administrative Officer
  Director and Chief
  Administrative Officer

Allison Davis                     BGI                                Chief Financial Officer
  Chief Financial Officer


ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                 July 15, 1982
SEI Liquid Asset Trust                 November 29, 1982
SEI Tax Exempt Trust                   December 3, 1982
SEI Institutional Managed Trust        January 22, 1987
SEI Institutional International Trust  August 30, 1988
The Advisors' Inner Circle Fund        November 14, 1991
STI Classic Funds                      May 29, 1992
The Arbor Fund                         January 28, 1993
Bishop Street Funds                    January 27, 1995
STI Classic Variable Trust             August 18, 1995
SEI Asset Allocation Trust             April 1, 1996
SEI Institutional Investments Trust    June 14, 1996
HighMark Funds                         February 15, 1997
Armada Funds                           March 8, 1997
Expedition Funds                       June 9, 1997
Alpha Select Funds                     January 1, 1998
Oak Associates Funds                   February 27, 1998
The Nevis Fund, Inc.                   June 29, 1998
CNI Charter Funds                      April 1, 1999
The Armada Advantage Fund              May 1, 1999

Amerindo Funds Inc.                    July 13, 1999
iShares Inc.                           January 28, 2000
SEI Insurance Products Trust           March 29, 2000
iShares Trust                          April 25, 2000
Pitcairn Funds                         August 1, 2000
First Focus Funds, Inc.                October 1, 2000
JohnsonFamily Funds, Inc.              November 1, 2000
The MDL Funds                          January 24, 2001
Causeway Capital Management Trust      September 20, 2001

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                                  POSITIONS AND OFFICES WITH
           NAME             POSITION AND OFFICE WITH UNDERWRITER          REGISTRANT
--------------------------  ------------------------------------  --------------------------
Alfred P. West, Jr.         Director, Chairman of the Board of               --
                              Directors
Richard B. Lieb             Director, Executive Vice President               --
Carmen V. Romeo             Director                                         --
Mark J. Held                President & Chief Operating Officer              --
Dennis J. McGonigle         Executive Vice President                         --
Robert M. Silvestri         Chief Financial Officer & Treasurer              --
Carl A. Guarino             Senior Vice President                            --
Jack May                    Senior Vice President                            --
Kevin P. Robins             Senior Vice President                            --
Patrick K. Walsh            Senior Vice President                            --
Timothy D. Barto            Vice President & Assistant Secretary  Vice President &
                                                                    Secretary
Robert Aller                Vice President                                   --
John D. Anderson            Vice President & Managing Director               --
Todd Cipperman              Senior Vice President & General       Vice President &
                              Counsel                               Assistant Secretary
Robert Crudup               Vice President & Managing Director               --
Richard A. Deak             Vice President & Assistant Secretary             --
Scott W. Dellorfano         Vice President & Managing Director               --
Barbara Doyne               Vice President                                   --

                                                                  POSITIONS AND OFFICES WITH
           NAME             POSITION AND OFFICE WITH UNDERWRITER          REGISTRANT
--------------------------  ------------------------------------  --------------------------
Jeff Drennen                Vice President                                   --
Scott C. Fanatico           Vice President & Managing Director               --
Vic Galef                   Vice President & Managing Director               --
Steven A. Gardner           Vice President & Managing Director               --
Lydia A. Gavalis            Vice President & Assistant Secretary  Vice President &
                                                                    Assistant Secretary
Greg Gettinger              Vice President & Assistant Secretary             --
Kathy Heilig                Vice President                                   --
Jeff Jacobs                 Vice President                                   --
Bridget Jensen              Vice President                                   --
Samuel King                 Vice President                                   --
John Kirk                   Vice President & Managing Director               --
Kim Kirk                    Vice President & Managing Director               --
John Krzeminski             Vice President & Managing Director               --
Karen LaTourette            Secretary                                        --
Alan H. Lauder              Vice President                                   --
Paul Lonergan               Vice President & Managing Director               --
Ellen Marquis               Vice President                                   --
Christine M. McCullough     Vice President & Assistant Secretary  Vice President &
                                                                    Assistant Secretary
Carolyn McLaurin            Vice President & Managing Director               --
Mark Nagle                  Vice President                                   --
Joanne Nelson               Vice President                                   --
Rob Redican                 Vice President                                   --
Maria Rinehart              Vice President                                   --
Steve Smith                 Vice President                                   --
Daniel Spaventa             Vice President                                   --
Kathryn L. Stanton          Vice President                                   --
Sherry K. Vetterlein        Vice President & Assistant Secretary  Vice President &
                                                                    Assistant Secretary
Lori L. White               Vice President & Assistant Secretary             --
Wayne M. Withrow            Senior Vice President                            --
William E. Zitelli, Jr.     Vice President & Assistant Secretary  Vice President &
                                                                    Assistant Secretary

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

    (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
       (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian for those portfolios:

               First Union National Bank
               Institutional Custody Group - PA4942
               123 S. Broad Street
               Philadelphia, PA 19109

    (b) With respect to Rules 31a-1(a); 31a-1(b)(1), (2)(C) and (D); (4); (5);
       (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

               SEI Investments Fund Management
               One Freedom Valley Drive
               Oaks, PA 19456

    (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser for those portfolios:

                S&P 500 INDEX FUND                     BOND INDEX FUND
                SEI Investments Management             Mellon Bond Associates, LLP
                  Corporation                          One Mellon Bank Center
                One Freedom Valley Drive               Suite 5400
                Oaks, PA 19456                         Pittsburgh, PA 15258-0001
                Barclays Global Fund Advisors
                45 Fremont Street
                San Francisco, CA 94105

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Index Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to Registration Statement No. 2-97111 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 29th day of July, 2003.


                                                       SEI INDEX FUNDS

                                                       By:            /s/ EDWARD D. LOUGHLIN
                                                            -----------------------------------------
                                                                       Edward D. Loughlin,
                                                               PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.


                          *
     -------------------------------------------       Trustee                           July 29, 2003
                 Rosemarie B. Greco

                          *
     -------------------------------------------       Trustee                           July 29, 2003
                  William M. Doran

                          *
     -------------------------------------------       Trustee                           July 29, 2003
                  F. Wendell Gooch

                          *
     -------------------------------------------       Trustee                           July 29, 2003
               George J. Sullivan, Jr.

                          *
     -------------------------------------------       Trustee                           July 29, 2003
                   James M. Storey

                          *
     -------------------------------------------       Trustee                           July 29, 2003
                  Robert A. Nesher

               /s/ EDWARD D. LOUGHLIN
     -------------------------------------------       President & Chief Executive       July 29, 2003
                 Edward D. Loughlin                      Officer

                 /s/ JAMES R. FOGGO
     -------------------------------------------       Controller & Chief Financial      July 29, 2003
                   James R. Foggo                        Officer


*By:                 /s/ EDWARD D. LOUGHLIN
             --------------------------------------
                       Edward D. Loughlin
                        ATTORNEY-IN-FACT

                               INDEX TO EXHIBITS


      EXHIBITS
---------------------
EX-99.B(a)(1)           Declaration of Trust as originally filed as Exhibit (1) with
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the Securities and Exchange
                          Commission ("SEC") on April 17, 1985 is incorporated
                          herein by reference to Exhibit (1)(a) of Post-Effective
                          Amendment No. 20 filed with the SEC on July 29, 1997.
EX-99.B(a)(2)           Written Instrument Amending the Agreement and Declaration of
                          Trust dated April 8, 1987 is incorporated herein by
                          reference to Exhibit (1)(b) of Post-Effective Amendment
                          No. 20 filed with the SEC on July 29, 1997.
EX-99.B(a)(3)           Written Instrument Amending the Declaration of Trust dated
                          December 23, 1988 is incorporated herein by reference to
                          Exhibit (1)(c) of Post-Effective Amendment No. 20 filed
                          with the SEC on July 29, 1997.
EX-99.B(b)(1)           Amended By-Laws, dated February 20, 2001, are incorporated by reference to Exhibit (b)(3) of Post-Effective Amendment
                          No. 25 to Registrant's Registration Statement on
                          Form N-1A (File No. 2-97111) filed with the SEC on
                          July 27, 2001.
EX-99.B(c)              Not applicable.
EX-99.B(d)(1)           Investment Advisory Agreement with Mellon Bond Associates
                          (now Standish Mellon Asset Management LLC) is incorporated herein by reference to Exhibit (5)(d) of Post-Effective
                          Amendment No. 19 to Registrant's Registration Statement on
                          Form N-1A (File No. 2-97111) filed with the SEC on
                          May 31, 1996.
EX-99B(d)(2)            Investment Advisory Agreement by and between S&P 500 Index
                          Fund and SEI Investments Management Corporation, dated
                          November 18, 1998, is herein incorporated by reference to
                          Exhibit (d)(6) of Post-Effective Amendment No. 23 of the
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the SEC on July 29, 1999.
EX-99B(d)(3)            Investment Sub-Advisory Agreement by and between SEI
                          Investments Management Corporation and Barclays Global
                          Fund Advisors, dated January 10, 2002, is herein
                          incorporated by reference to Exhibit (d)(8) of
                          Post-Effective Amendment No. 26 of the Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on July 26, 2002.
EX-99.B(e)(1)           Amended and Restated Distribution Agreement, dated
                          September 16, 2002, is filed herewith.
EX-99.B(f)              Not Applicable
EX-99.B(g)(1)           Custodian Agreement with Manufacturers National Bank of
                          Detroit as originally filed with Pre-Effective Amendment
                          No. 2 to Registrant's Registration Statement on Form N-1A
                          (File No. 2-97111) filed with the SEC on July 12, 1985 is
                          incorporated herein by reference to Exhibit (8)(a) of
                          Post-Effective Amendment No. 20 filed with the SEC on
                          July 29, 1997.
EX-99.B(g)(2)           Amendment to the Custodian Agreement, dated January 3, 1986, is incorporated herein by reference to Exhibit (8)(b) of
                          Post-Effective Amendment No. 20 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on July 29, 1997.
EX-99.B(g)(3)           Custodian Agreement with First Union National Bank is herein incorporated by reference to Exhibit (g)(3) of
                          Post-Effective Amendment No. 26 of the Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on July 26, 2002.
EX-99.B(h)(1)           Amended and Restated Administration and Transfer Agency
                          Agreement, dated September 16, 2002, is filed herewith.

      EXHIBITS
---------------------
EX-99.B(h)(2)           Class A Shareholder Service Plan and Agreement is
                          incorporated herein by reference to Exhibit (9)(c) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.
EX-99.B(h)(3)           Class E Shareholder Service Plan and Agreement is
                          incorporated herein by reference to Exhibit (9)(d) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.
EX-99.B(h)(4)           Class I Shareholder Service Plan and Agreement is herein
                          incorporated by reference to Exhibit (h)(6) of
                          Post-Effective Amendment No. 26 of the Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on July 26, 2002.
EX-99.B(h)(5)           Class I Administrative Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(7) of
                          Post-Effective Amendment No. 26 of the Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on July 26, 2002.
EX-99.B(i)              Opinion and Consent of Counsel is filed herewith.
EX-99.B(j)              Consent of Independent Accountants is filed herewith.
EX-99.B(k)              Not Applicable
EX-99.B(l)              Not Applicable
EX-99.B(m)(1)           Amended and Restated Class E Distribution Plan is
                          incorporated herein by reference to Exhibit (15)(c) of
                          Post-Effective Amendment No. 19 to Registrant's
                          Registration Statement on Form N-1A (File No. 2-97111)
                          filed with the SEC on May 31, 1996.
EX-99.B(n)              Not Applicable
EX-99.B(o)(1)           Rule 18f-3 Plan is incorporated herein by reference to
                          Exhibit (18)(a) of Post-Effective Amendment No. 18 to
                          Registrant's Registration Statement on Form N-1A
                          (File No. 2-97111) filed with the SEC on December 28,
                          1995.
EX-99.B(o)(2)           Amendment No. 1 to Rule 18f-3 Plan relating to Class A and E shares is incorporated herein by reference to
                          Exhibit (18)(b) of Post-Effective Amendment No. 19 to
                          Registrant's Registration Statement on Form N-1A (File No.
                          2-97111) filed with the SEC on May 31, 1996.
EX-99.B(o)(3)           Certificate of Class Designation relating to Class I Shares to Rule 18f-3 Plan is herein incorporated by reference to
                          Exhibit (o)(3) of Post-Effective Amendment No. 26 of the
                          Registrant's Registration Statement on Form N-1A (File
                          No. 2-97111) filed with the SEC on July 26, 2002.
EX-99.B(p)(1)           The Code of Ethics for SEI Investments Company, as amended
                          December 2001, is incorporated by reference to
                          Exhibit (p)(1) of Post-Effective Amendment No. 9 of SEI
                          Asset Allocation Trust's Registration Statement on
                          Form N-1A (File Nos. 33-64875 and 811-7445), filed with
                          the SEC on July 25, 2002.
EX-99.B(p)(2)           The Code of Ethics for SEI Index Funds dated March 20, 2000 is incorporated by reference to Exhibit (p)(2) of
                          Post-Effective Amendment No. 33 to SEI Institutional
                          Managed Trust's Registration Statement on Form N-1A (File
                          No. 33-9504), filed with the SEC on July 3, 2000.
EX-99.B(p)(3)           The Code of Ethics for Mellon Bond Associates, LLP is
                          incorporated by reference to Exhibit (p)(3) of
                          Post-Effective Amendment No. 7 to Registrant's
                          Registration Statement on Form N-1A filed with the SEC on
                          July 31, 2000.
EX-99.B(p)(4)           The Code of Ethics for Barclays Global Fund Advisors is
                          incorporated by reference to Exhibit (p)(42) of
                          Post-Effective Amendment No. 9 to SEI Institutional
                          Investments Trust's Registration Statement on Form N-1A
                          filed with the SEC on March 29, 2002.

      EXHIBITS
---------------------
EX-99.B(q)              Powers of Attorney for Robert A. Nesher, William M. Doran,
                          Mark E. Nagle, F. Wendell Gooch, George J. Sullivan, Jr.,
                          James M. Storey, Rosemarie B. Greco and Edward D.
                          Loughlin are incorporated by reference to Exhibit (q) of
                          Post-Effective Amendment No. 25 to Registrant's
                          Registration Statement on Form N-1A filed with the SEC on
                          July 27, 2001.